Schedule of Investments (unaudited) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AAR Corp.	1,200	$22,560
Aerojet Rocketdyne Holdings, Inc.(a)	6,385	254,698
AeroVironment, Inc.(a)	1,459	87,555
Astronics Corp.(a)	4,438	34,261
Boeing Co.	322	53,214
Cubic Corp.(b)	4,810	279,798
Curtiss-Wright Corp.	2,542	237,067
Hanwha Aerospace Co. Ltd.(a)	2,729	59,084
HEICO Corp.	305	31,921
HEICO Corp., Class A	561	49,738
Hexcel Corp.(b)	489	16,406
Howmet Aerospace, Inc.(b)	4,690	78,417
Kratos Defense & Security Solutions, Inc.(a)(b)	4,331	83,502
L3Harris Technologies, Inc.	2,134	362,438
Lockheed Martin Corp.	1,521	582,969
Maxar Technologies, Inc.	2,606	64,994
Mercury Systems, Inc.(a)(b)	2,994	231,915
Moog, Inc., Class A	3,970	252,214
MTU Aero Engines AG	292	48,405
Northrop Grumman Corp.	1,170	369,123
Raytheon Technologies Corp.	2,088	120,143
Teledyne Technologies, Inc.(a)	564	174,958
TransDigm Group, Inc.	255	121,156
Vectrus, Inc.(a)	545	20,710

		3,637,246

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.(a)(b)	351	21,376
C.H. Robinson Worldwide, Inc.(b)	2,996	306,161
Deutsche Post AG, Registered Shares	2,928	132,860
DSV Panalpina AS	620	100,566
Echo Global Logistics, Inc.(a)	8,273	213,195
Expeditors International of Washington, Inc.	2,291	207,381
FedEx Corp.	1,654	416,014
Forward Air Corp.	2,590	148,614
Hub Group, Inc., Class A(a)	10,242	514,097
Hyundai Glovis Co. Ltd.	525	64,552
Radiant Logistics, Inc.(a)	15,553	79,943
SF Holding Co. Ltd., Class A	38,800	467,345
United Parcel Service, Inc., Class B	5,097	849,313
XPO Logistics, Inc.(a)(b)	1,757	148,748

		3,670,165

Airlines — 0.2%
Aeroflot PJSC(a)	80,327	76,340
Alaska Air Group, Inc.	2,042	74,798
Allegiant Travel Co.(b)	2,289	274,222
American Airlines Group, Inc.(b)	2,443	30,025
Copa Holdings SA, Class A	142	7,148
Delta Air Lines, Inc.	3,968	121,341
Deutsche Lufthansa AG, Registered Shares(a)(b)	1,283	11,113
Southwest Airlines Co.	2,439	91,463
Spirit Airlines, Inc.(a)	11,830	190,463
United Airlines Holdings, Inc.(a)	5,317	184,766

		1,061,679

Auto Components — 0.5%
Adient PLC(a)	2,284	39,582
Aisin Seiki Co. Ltd.	600	19,196
Apollo Tyres Ltd.	46,437	82,492
Aptiv PLC	3,859	353,793
Autoliv, Inc.	267	19,459

Security	Shares	Value

Auto Components (continued)
Bridgestone Corp.	5,700	$180,172
Cie Generale des Etablissements Michelin SCA	525	56,357
Continental AG, Class A	532	57,652
Cooper-Standard Holdings, Inc.(a)	3,883	51,294
Dana, Inc.	11,309	139,327
Denso Corp.	1,300	56,981
Dorman Products, Inc.(a)	1,786	161,419
Faurecia SE(a)	466	20,087
Fox Factory Holding Corp.(a)(b)	4,238	315,010
Goodyear Tire & Rubber Co.	13,900	106,613
Hankook Tire & Technology Co. Ltd.	6,003	161,762
Koito Manufacturing Co. Ltd.	500	25,513
LCI Industries(b)	6,076	645,818
Lear Corp.	129	14,067
Mando Corp.	2,100	63,917
Modine Manufacturing Co.(a)	14,766	92,287
Motorcar Parts of America, Inc.(a)	1,830	28,475
NGK Spark Plug Co. Ltd.	2,800	48,889
Pirelli & C SpA(a)(c)	4,157	17,812
Standard Motor Products, Inc.	2,466	110,107
Stanley Electric Co. Ltd.	400	11,528
Sumitomo Electric Industries Ltd.	3,100	34,898
Sumitomo Rubber Industries Ltd.	1,900	17,649
Tenneco, Inc., Class A(a)	5,582	38,739
Toyota Industries Corp.	1,100	69,654
Valeo SA	816	25,058
Visteon Corp.(a)	4,168	288,509
Workhorse Group Inc.(a)(b)	4,524	114,367
XPEL Inc.(a)(b)	1,197	31,218
Yokohama Rubber Co. Ltd.	1,200	17,082

		3,516,783

Automobiles — 0.9%
BAIC Motor Corp. Ltd., Class H(c)	377,000	154,255
Bayerische Motoren Werke AG	260	18,870
BYD Co. Ltd., Class A	23,800	410,603
BYD Co. Ltd., Class H	21,500	346,714
Chongqing Changan Automobile Co. Ltd., Class A(a)	43,112	85,710
Daimler AG, Registered Shares	821	44,289
Ferrari NV	321	58,909
Fiat Chrysler Automobiles NV(a)	1,843	22,623
Ford Motor Co.	27,520	183,283
General Motors Co.	3,636	107,589
Great Wall Motor Co. Ltd., Class H	173,000	220,682
Harley-Davidson, Inc.	6,218	152,590
Hero MotoCorp Ltd.	4,019	171,545
Honda Motor Co. Ltd.	5,700	135,359
NIO, Inc., ADR(a)(b)	28,530	605,406
Nissan Motor Co. Ltd.(a)	7,800	27,585
Peugeot SA(a)	1,469	26,639
Subaru Corp.	3,100	60,180
Suzuki Motor Corp.	700	29,986
Tesla, Inc.(a)(b)	6,379	2,736,655
Toyota Motor Corp.	4,700	311,939
Winnebago Industries, Inc.(b)	2,892	149,430

		6,060,841

Banks — 5.4%
1st Source Corp.	1,021	31,488
ABN AMRO Bank NV(c)	1,139	9,521
Abu Dhabi Commercial Bank PJSC	60,531	93,417
ACNB Corp.	1,739	36,171
Agricultural Bank of China Ltd., Class H	1,350,000	423,569
Al Rajhi Bank	53,872	944,237

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
American National Bankshares, Inc.	1,855	$38,807
Ameris Bancorp	5,152	117,363
Ames National Corp.	764	12,904
AMMB Holdings BHD	47,400	34,311
Australia & New Zealand Banking Group Ltd.	6,295	78,536
Banc of California, Inc.	1,264	12,792
BancFirst Corp.(b)	4,935	201,545
Banco Bilbao Vizcaya Argentaria SA	21,812	60,549
Banco Bradesco SA, ADR	70,665	242,381
Banco do Brasil SA	35,470	187,080
Banco Santander SA(a)	55,386	103,309
Bancolombia SA, ADR	1,406	35,923
Bancorp, Inc.(a)	12,084	104,406
BancorpSouth Bank	2,841	55,059
Bank AlBilad	19,894	128,449
Bank Central Asia Tbk PT	374,400	683,432
Bank Mandiri Persero Tbk PT	261,300	87,385
Bank Negara Indonesia Persero Tbk PT	1,153,500	346,018
Bank of America Corp.	61,253	1,475,585
Bank of China Ltd., Class H	1,795,000	558,281
Bank of Commerce Holdings	5,392	37,582
Bank of Communications Co. Ltd., Class H	86,000	41,450
Bank of Hawaii Corp.(b)	1,934	97,706
Bank of Jiangsu Co. Ltd., Class A	130,600	117,362
Bank Polska Kasa Opieki SA(a)	54,874	714,800
Bank Rakyat Indonesia Persero Tbk PT	663,700	136,161
Bank7 Corp.	367	3,450
BankFinancial Corp.	6,223	44,930
Bankwell Financial Group, Inc.	1,692	23,942
Banner Corp.	8,722	281,372
Barclays PLC(a)	37,192	46,920
Baycom Corp.(a)(b)	3,011	31,013
BDO Unibank, Inc.	107,890	192,516
Berkshire Hills Bancorp, Inc.	10,800	109,188
BNK Financial Group, Inc.	15,249	65,979
BNP Paribas SA(a)	2,742	99,191
BOC Hong Kong Holdings Ltd.	11,500	30,486
Boston Private Financial Holdings, Inc.	5,012	27,666
CaixaBank SA	7,811	16,582
Capital City Bank Group, Inc.	7,301	137,186
Capitec Bank Holdings Ltd.	1,431	88,137
Capstar Financial Holdings, Inc.	3,607	35,385
Carter Bank & Trust	9,420	62,643
Cathay General Bancorp	4,203	91,121
CBTX, Inc.	204	3,333
Central Pacific Financial Corp.(b)	18,926	256,826
Central Valley Community Bancorp	1,445	17,846
China Construction Bank Corp., Class H	1,313,000	853,151
CIT Group, Inc.(b)	15,076	266,996
Citigroup, Inc.	12,750	549,652
Citizens Financial Group, Inc.	2,461	62,214
Civista Bancshares, Inc.	3,300	41,316
CNB Financial Corp.	1,797	26,721
Colony Bankcorp, Inc.	812	8,729
Comerica, Inc.	4,375	167,344
Commonwealth Bank of Australia	4,118	189,495
Community Bank System, Inc.	1,967	107,123
Community Bankers Trust Corp.	5,873	29,835
Community Trust Bancorp, Inc.	1,179	33,319
Credit Agricole SA(a)	2,498	21,795
CTBC Financial Holding Co. Ltd.	1,557,000	994,770
Cullen/Frost Bankers, Inc.(b)	3,121	199,588
Customers Bancorp, Inc.(a)	1,864	20,877

Security	Shares	Value

Banks (continued)
CVB Financial Corp.	5,392	$89,669
Danske Bank A/S(a)	983	13,296
DBS Group Holdings Ltd.	3,900	57,335
DGB Financial Group, Inc.	23,196	108,680
Dubai Islamic Bank PJSC	32,718	38,582
East West Bancorp, Inc.	798	26,127
Enterprise Bancorp, Inc.	953	20,032
Enterprise Financial Services Corp.	587	16,007
Equity Bancshares, Inc., Class A(a)	3,953	61,271
Erste Group Bank AG(a)	407	8,523
Evans Bancorp, Inc.	2,734	60,832
Fifth Third Bancorp	3,554	75,771
Financial Institutions, Inc.	2,080	32,032
First Abu Dhabi Bank PJSC	48,932	150,992
First Bancorp, Inc.	1,291	27,214
First BanCorp, Puerto Rico	15,352	80,137
First Bancorp/Southern Pines NC	741	15,509
First Bank/Hamilton	5,631	34,912
First Busey Corp.	1,610	25,583
First Business Financial Services, Inc.	1,611	23,021
First Commonwealth Financial Corp.	7,269	56,262
First Community Bancshares, Inc.(b)	5,912	106,712
First Financial Bankshares, Inc.	5,894	164,502
First Financial Northwest, Inc.	22,039	200,996
First Guaranty Bancshares, Inc.	1,027	12,437
First Horizon National Corp.	32,732	308,663
First Interstate Bancsystem, Inc.	6,043	192,470
First Republic Bank	4,412	481,173
First Savings Financial Group, Inc.(b)	541	29,398
First United Corp.	749	8,771
Flushing Financial Corp.	3,380	35,558
Fulton Financial Corp.	34,500	321,885
Glacier Bancorp, Inc.	10,305	330,275
Grupo Financiero Banorte SAB de CV, Class O(a)	46,440	160,922
Hancock Whitney Corp.	9,135	171,829
Hang Seng Bank Ltd.(b)	2,800	41,481
HBT Financial, Inc.	20,460	229,561
HDFC Bank Ltd.(a)	61,991	910,016
Heartland Financial USA, Inc.	1,079	32,365
Heritage Commerce Corp.	6,760	44,988
Home BancShares, Inc.	14,783	224,110
Howard Bancorp, Inc.(a)	5,858	52,605
HSBC Holdings PLC	53,358	208,750
Huaxia Bank Co. Ltd., Class A	55,000	49,811
Huntington Bancshares, Inc.	5,057	46,373
ICICI Bank Ltd.(a)	41,523	200,774
ICICI Bank Ltd., ADR(a)	23,522	231,221
Independent Bank Corp.	3,598	45,227
Industrial & Commercial Bank of China Ltd., Class H	1,793,000	933,965
Industrial Bank Co. Ltd., Class A	79,200	188,938
ING Groep NV(a)	9,161	65,381
Intesa Sanpaolo SpA(a)	40,641	76,463
Investar Holding Corp.	3,275	41,986
Investors Bancorp, Inc.	34,078	247,406
Itau Unibanco Holding SA, ADR, Preference Shares	58,655	233,447
Japan Post Bank Co. Ltd.(b)	4,400	34,319
JPMorgan Chase & Co.	23,270	2,240,203
Kasikornbank PCL, NVDR	193,200	471,632
KB Financial Group, Inc.	9,004	289,929
KBC Group NV	647	32,444
KeyCorp	5,453	65,054
Kiatnakin Phatra Bank PCL, NVDR	119,300	140,766
Kotak Mahindra Bank Ltd.(a)	14,784	255,259

2

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Lakeland Bancorp, Inc.	7,881	$78,416
Lakeland Financial Corp.	1,502	61,882
Level One Bancorp, Inc.	2,305	35,958
M&T Bank Corp.	808	74,409
Macatawa Bank Corp.	505	3,298
Mackinac Financial Corp.	2,225	21,471
Malayan Banking BHD	67,100	116,728
Mediobanca Banca di Credito Finanziario SpA	974	7,632
Mercantile Bank Corp.	1,168	21,047
Midland States Bancorp, Inc.	8,299	106,642
MidWestOne Financial Group, Inc.	2,438	43,567
Mitsubishi UFJ Financial Group, Inc.	39,300	156,841
Mizuho Financial Group, Inc.	6,620	82,629
Moneta Money Bank AS(c)	34,813	79,941
National Australia Bank Ltd.	7,785	100,013
National Commercial Bank	58,567	581,777
Natwest Group PLC(a)	13,215	18,097
Nedbank Group Ltd.	23,961	143,383
Nordea Bank Abp(a)	2,298	17,462
Northrim BanCorp, Inc.	4,129	105,248
OceanFirst Financial Corp.	10,935	149,700
Orrstown Financial Services, Inc.	2,853	36,518
Oversea-Chinese Banking Corp. Ltd.	4,300	26,741
Pacific Mercantile Bancorp(a)	29,822	110,938
Pacific Premier Bancorp, Inc.	1,161	23,383
PCB Bancorp	1,479	13,000
Peapack Gladstone Financial Corp.	4,428	67,084
Penns Woods Bancorp, Inc.	579	11,493
People’s United Financial, Inc.	2,595	26,754
Postal Savings Bank of China Co. Ltd., Class H(c)	126,000	52,838
Powszechna Kasa Oszczednosci Bank Polski SA(a)	71,623	393,097
Prosperity Bancshares, Inc.	980	50,793
Public Bank Bhd	122,100	461,802
QCR Holdings, Inc.	2,305	63,180
Regions Financial Corp.	4,555	52,519
Reliant Bancorp Inc.	1,003	14,544
Republic Bancorp, Inc., Class A	8,520	239,923
Republic First Bancorp, Inc.(a)	106,658	211,183
RHB Bank Bhd	194,800	214,495
Riyad Bank	52,807	263,176
Salisbury Bancorp Inc.	20	632
Samba Financial Group	51,054	367,215
Sandy Spring Bancorp, Inc.	17,823	411,355
Saudi British Bank	22,990	155,264
Sberbank of Russia PJSC, ADR(a)	16,839	196,586
ServisFirst Bancshares, Inc.	561	19,091
Shinhan Financial Group Co. Ltd.	17,990	422,056
Shinhan Financial Group Co. Ltd., ADR	2,665	61,215
Shore Bancshares, Inc.	4,080	44,798
Siam Commercial Bank PCL, NVDR	84,600	174,215
Sierra Bancorp	10,879	182,658
Signature Bank	265	21,992
Silvergate Capital Corp., Class A(a)	1,103	15,883
Simmons First National Corp., Class A	1,145	18,154
SmartFinancial, Inc.	3,358	45,635
Societe Generale SA(a)	1,954	25,937
South Plains Financial, Inc.	4,537	56,304
South State Corp.(b)	6,360	306,234
Southern National Bancorp of Virginia, Inc.	4,428	38,435
Spirit of Texas Bancshares, Inc.(a)	434	4,843
Standard Bank Group Ltd.	54,391	349,340
Standard Chartered PLC(a)	6,234	28,686

Security	Shares	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	4,300	$120,231
Sumitomo Mitsui Trust Holdings, Inc.	700	18,623
SVB Financial Group(a)	257	61,839
Svenska Handelsbanken AB, A Shares(a)	653	5,464
Swedbank AB, A Shares(a)	560	8,767
Synovus Financial Corp.	7,893	167,095
Texas Capital Bancshares, Inc.(a)	2,950	91,833
Tisco Financial Group PCL	29,100	58,692
Tompkins Financial Corp.	379	21,531
TowneBank	3,537	58,007
Trico Bancshares	1,019	24,955
TriState Capital Holdings, Inc.(a)	13,030	172,517
Truist Financial Corp.	6,277	238,840
Trustmark Corp.	4,792	102,597
U.S. Bancorp	6,099	218,649
UMB Financial Corp.	888	43,521
UniCredit SpA(a)	4,849	40,064
Union Bankshares, Inc.	3,114	63,152
United Bankshares, Inc.	3,620	77,721
United Community Banks, Inc.	31,235	528,809
United Overseas Bank Ltd.	1,300	18,313
Unity Bancorp, Inc.	1,398	16,189
Univest Financial Corp.	5,065	72,784
Valley National Bancorp	1,925	13,186
Washington Trust Bancorp, Inc.	3,539	108,506
Wells Fargo & Co.	61,600	1,448,216
WesBanco, Inc.	6,693	142,962
West BanCorp., Inc.	1,074	17,012
Westamerica BanCorp	533	28,969
Westpac Banking Corp.	9,194	111,793
Wintrust Financial Corp.	3,633	145,502
Woori Financial Group, Inc.	10,041	73,421
Zions Bancorp NA	3,202	93,562

		35,367,520
Beverages — 1.2%
Ambev SA	116,733	260,658
Ambev SA, ADR	304,137	687,350
Anheuser-Busch InBev SA/NV	2,303	123,995
Arca Continental SAB de CV	62,711	271,616
Asahi Group Holdings Ltd.	1,300	45,308
Brown-Forman Corp., Class B	5,957	448,681
Budweiser Brewing Co. APAC Ltd.(c)	5,900	17,257
Carlsberg A/S, Class B	195	26,271
China Resources Beer Holdings Co. Ltd.	42,000	257,959
Coca-Cola Bottlers Japan Holdings, Inc.	800	13,392
Coca-Cola Co.	16,085	794,116
Coca-Cola European Partners PLC	1,431	55,537
Coca-Cola Femsa SAB de CV	41,882	170,831
Coca-Cola HBC AG(a)	874	21,582
Constellation Brands, Inc., Class A	864	163,737
Davide Campari-Milano NV	2,726	29,753
Diageo PLC	6,402	219,900
Heineken Holding NV	408	31,795
Keurig Dr Pepper, Inc.(b)	8,502	234,655
Kirin Holdings Co. Ltd.	2,700	50,713
Molson Coors Beverage Co., Class B	1,483	49,770
Monster Beverage Corp.(a)	1,959	157,112
National Beverage Corp.(a)(b)	1,815	123,438
PepsiCo, Inc.	22,258	3,084,959
Pernod Ricard SA	239	38,105
Primo Water Corp.	11,052	156,938

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Suntory Beverage & Food Ltd.	600	$22,532
Treasury Wine Estates Ltd.	1,054	6,772
Tsingtao Brewery Co. Ltd., Class H	8,000	65,463

		7,630,195
Biotechnology — 3.5%
3SBio, Inc.(a)(c)	273,000	309,318
AbbVie, Inc.	20,954	1,835,361
ACADIA Pharmaceuticals, Inc.(a)	4,761	196,391
Acceleron Pharma, Inc.(a)	1,222	137,512
Adverum Biotechnologies, Inc.(a)	5,687	58,576
Affimed NV(a)	13,914	47,168
Agenus, Inc.(a)	24,319	97,276
Aimmune Therapeutics, Inc.(a)(b)	1,630	56,154
Akebia Therapeutics, Inc.(a)(b)	8,849	22,211
Akero Therapeutics, Inc.(a)(b)	1,434	44,153
Alder Biopharmaceuticals, Inc.(d)	3,943	3,470
Alector, Inc.(a)	7,948	83,732
Alexion Pharmaceuticals, Inc.(a)	431	49,319
Allakos, Inc.(a)(b)	698	56,852
Allogene Therapeutics, Inc.(a)(b)	5,959	224,714
Allovir, Inc.(a)	2,323	63,883
Alnylam Pharmaceuticals, Inc.(a)	167	24,315
Amgen, Inc.	5,617	1,427,617
Amicus Therapeutics, Inc.(a)	14,511	204,895
Anika Therapeutics, Inc.(a)	2,296	81,255
Apellis Pharmaceuticals, Inc.(a)(b)	3,545	106,953
Applied Therapeutics, Inc.(a)	656	13,619
Aptinyx, Inc.(a)	18,536	62,652
AquaBounty Technologies, Inc.(a)	3	13
Arcturus Therapeutics Holdings, Inc.(a)	1,267	54,354
Arcus Biosciences, Inc.(a)	4,936	84,603
Arcutis Biotherapeutics, Inc.(a)(b)	1,270	37,211
Arena Pharmaceuticals, Inc.(a)	2,893	216,367
Argenx SE(a)	38	10,038
Arrowhead Pharmaceuticals, Inc.(a)(b)	7,899	340,131
Assembly Biosciences, Inc.(a)	2,398	39,423
Atara Biotherapeutics, Inc.(a)	5,592	72,472
Athenex, Inc.(a)	7,223	87,398
Athersys, Inc.(a)(b)	23,416	45,661
Avrobio, Inc.(a)	1,064	13,853
Beyondspring, Inc.(a)(b)	1,840	24,490
BioCryst Pharmaceuticals, Inc.(a)	17,776	61,061
Biogen, Inc.(a)	1,706	483,958
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	2,360	153,424
BioMarin Pharmaceutical, Inc.(a)	86	6,543
Bioxcel Therapeutics, Inc.(a)	462	20,032
Black Diamond Therapeutics, Inc.(a)	953	28,809
Blueprint Medicines Corp.(a)(b)	4,564	423,083
Bridgebio Pharma, Inc.(a)(b)	6,230	233,750
Calithera Biosciences, Inc.(a)	10,469	36,118
CareDx, Inc.(a)(b)	2,331	88,438
Celltrion, Inc.(a)	2,006	441,248
Cellular Biomedicine Group, Inc.(a)	1,152	21,128
Centogene NV(a)	910	8,609
Checkmate Pharmaceuticals Inc.(a)	848	9,760
ChemoCentryx, Inc.(a)	2,975	163,030
Chimerix, Inc.(a)	20,803	51,799
China Biologic Products Holdings Inc.(a)	471	52,347
Clovis Oncology, Inc.(a)(b)	4,759	27,745
Coherus Biosciences, Inc.(a)(b)	4,121	75,579
Constellation Pharmaceuticals, Inc.(a)	1,828	37,035

Security	Shares	Value

Biotechnology (continued)
Corvus Pharmaceuticals, Inc.(a)(b)	6,319	$25,339
Crinetics Pharmaceuticals, Inc.(a)	4,021	63,009
CSL Ltd.	1,035	213,796
Cue Biopharma, Inc.(a)(b)	5,138	77,327
Cytokinetics, Inc.(a)(b)	4,297	93,030
CytomX Therapeutics, Inc.(a)	4,473	29,745
Deciphera Pharmaceuticals, Inc.(a)(b)	2,342	120,145
Denali Therapeutics, Inc.(a)(b)	3,355	120,210
Dicerna Pharmaceuticals, Inc.(a)	893	16,065
Dynavax Technologies Corp.(a)	6,942	29,989
Editas Medicine, Inc.(a)(b)	8,385	235,283
Eidos Therapeutics, Inc.(a)(b)	1,530	77,311
Eiger Biopharmaceuticals, Inc.(a)(b)	2,450	19,943
Emergent Biosolutions, Inc.(a)	4,314	445,766
Enanta Pharmaceuticals, Inc.(a)(b)	7,196	329,433
Epizyme, Inc.(a)	5,099	60,831
Esperion Therapeutics, Inc.(a)(b)	465	17,284
Evelo Biosciences, Inc.(a)(b)	3,443	18,145
Exact Sciences Corp.(a)(b)	1,254	127,845
Exelixis, Inc.(a)	4,679	114,402
Exicure Inc.(a)	5,365	9,389
Fate Therapeutics, Inc.(a)	5,183	207,165
Fennec Pharmaceuticals, Inc.(a)	1,750	10,605
FibroGen, Inc.(a)(b)	8,911	366,420
Five Prime Therapeutics, Inc.(a)	2,896	13,611
Flexion Therapeutics, Inc.(a)(b)	6,947	72,318
Frequency Therapeutics, Inc.(a)(b)	2,129	40,898
G1 Therapeutics, Inc.(a)	2,345	27,085
Galapagos NV(a)	71	10,066
Genmab A/S(a)	110	39,920
Gilead Sciences, Inc.	20,325	1,284,337
GlycoMimetics, Inc.(a)	5,325	16,348
Gossamer Bio, Inc.(a)(b)	5,334	66,195
Grifols SA , Class A	764	21,969
Halozyme Therapeutics, Inc.(a)	17,383	456,825
Harpoon Therapeutics, Inc.(a)	3,250	55,218
Heron Therapeutics, Inc.(a)	2,558	37,910
Homology Medicines, Inc.(a)	1,008	10,786
Hookipa Pharma, Inc.(a)(b)	2,182	20,664
IGM Biosciences Inc.(a)	376	27,753
ImmunoGen, Inc.(a)	9,706	34,942
Immunomedics, Inc.(a)	996	84,690
Immunovant, Inc.(a)(b)	780	27,448
Incyte Corp.(a)	196	17,589
Inhibrx, Inc.(a)	1,868	33,624
Inovio Pharmaceuticals, Inc.(a)(b)	11,361	131,788
Insmed, Inc.(a)	4,843	155,654
Intellia Therapeutics, Inc.(a)(b)	9,836	195,540
Intercept Pharmaceuticals, Inc.(a)(b)	793	32,878
Invitae Corp.(a)(b)	8,939	387,506
Ironwood Pharmaceuticals, Inc.(a)(b)	18,800	169,106
iTeos Therapeutics Inc.(a)	559	13,791
Jounce Therapeutics, Inc.(a)	3,242	26,455
Kadmon Holdings, Inc.(a)	8,257	32,367
KalVista Pharmaceuticals, Inc.(a)(b)	1,067	13,434
Karuna Therapeutics, Inc.(a)(b)	562	43,454
Karyopharm Therapeutics, Inc.(a)	13,935	203,451
Kindred Biosciences, Inc.(a)	10,351	44,406
Kiniksa Pharmaceuticals Ltd.(a)	4,901	75,083
Kodiak Sciences, Inc.(a)	1,497	88,637
Krystal Biotech, Inc.(a)(b)	466	20,061
Kymera Therapeutics, Inc.(a)	693	22,391

4

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ligand Pharmaceuticals, Inc.(a)(b)	2,737	$260,891
LogicBio Therapeutics, Inc.(a)	2,154	19,558
MacroGenics, Inc.(a)	5,096	128,368
Madrigal Pharmaceuticals, Inc.(a)(b)	643	76,343
Magenta Therapeutics, Inc.(a)	1,699	11,553
MeiraGTx Holdings PLC(a)	1,534	20,310
Mersana Therapeutics, Inc.(a)	1,703	31,710
Mirati Therapeutics, Inc.(a)(b)	2,450	406,823
Moderna, Inc.(a)	1,657	117,233
Molecular Templates, Inc.(a)	1,349	14,731
Momenta Pharmaceuticals, Inc.(a)	5,487	287,958
Morphic Holding, Inc.(a)	1,474	40,299
Myriad Genetics, Inc.(a)	3,944	51,430
Natera, Inc.(a)	8,818	637,012
Neoleukin Therapeutics Inc.(a)	1,505	18,060
NextCure, Inc.(a)	353	3,106
Novavax, Inc.(a)(b)	5,056	547,818
Nymox Pharmaceutical Corp.(a)(b)	5,685	13,985
OPKO Health, Inc.(a)(b)	46,490	171,548
ORIC Pharmaceuticals, Inc.(a)(b)	1,500	37,515
Oyster Point Pharma Inc.(a)(b)	1,993	42,072
Passage Bio, Inc.(a)	1,970	25,827
PeptiDream, Inc.(a)	100	4,693
Pieris Pharmaceuticals, Inc.(a)(b)	4,761	9,855
Poseida Therapeutics, Inc.(a)	3,625	32,154
Precigen, Inc.(a)	5,997	20,990
Precision BioSciences, Inc.(a)(b)	4,716	29,051
Prevail Therapeutics, Inc.(a)	8,602	87,568
Prothena Corp. PLC(a)	3,251	32,478
PTC Therapeutics, Inc.(a)(b)	5,874	274,610
Puma Biotechnology, Inc.(a)	4,800	48,432
Radius Health, Inc.(a)	7,578	85,935
Regeneron Pharmaceuticals, Inc.(a)	706	395,205
REGENXBIO, Inc.(a)(b)	8,213	226,022
Relay Therapeutics, Inc.(a)	2,016	85,861
Replimune Group, Inc.(a)	2,561	58,954
Retrophin, Inc.(a)	7,803	144,043
Revolution Medicines, Inc.(a)(b)	1,904	66,259
Rigel Pharmaceuticals, Inc.(a)(b)	33,098	79,435
Rubius Therapeutics, Inc.(a)	7,424	37,194
Sangamo Therapeutics, Inc.(a)(b)	10,038	94,859
Seattle Genetics, Inc.(a)	187	36,594
Selecta Biosciences, Inc.(a)	6,678	16,561
Seres Therapeutics, Inc.(a)	5,262	148,967
Sorrento Therapeutics, Inc.(a)(b)	10,082	112,414
Spectrum Pharmaceuticals, Inc.(a)	42,862	174,877
SpringWorks Therapeutics, Inc.(a)	1,196	57,013
Stoke Therapeutics, Inc.(a)(b)	636	21,300
Sutro Biopharma, Inc.(a)	5,183	52,089
Syndax Pharmaceuticals, Inc.(a)	1,382	20,398
Synlogic, Inc.(a)	8,869	17,915
Syros Pharmaceuticals, Inc.(a)	2,191	19,368
TG Therapeutics, Inc.(a)(b)	4,448	119,029
Translate Bio, Inc.(a)(b)	2,270	30,895
Turning Point Therapeutics, Inc.(a)(b)	1,551	135,495
Twist Bioscience Corp.(a)(b)	2,127	161,588
Ultragenyx Pharmaceutical, Inc.(a)(b)	6,253	513,934
UroGen Pharma Ltd.(a)(b)	1,960	37,808
Vanda Pharmaceuticals, Inc.(a)	6,908	66,731
Veracyte, Inc.(a)	7,414	240,881
Vertex Pharmaceuticals, Inc.(a)	645	175,517
Viela Bio Inc.(a)(b)	1,103	30,972

Security	Shares	Value

Biotechnology (continued)
Vir Biotechnology, Inc.(a)(b)	4,139	$142,092
X4 Pharmaceuticals, Inc.(a)	864	5,849
Xencor, Inc.(a)(b)	4,296	166,642
Y-mAbs Therapeutics, Inc.(a)	3,065	117,665
Zentalis Pharmaceuticals, Inc.(a)(b)	1,217	39,784
ZIOPHARM Oncology, Inc.(a)	5,824	14,676

		22,996,383
Building Products — 0.6%
AAON, Inc.(b)	2,481	149,480
Advanced Drainage Systems, Inc.	5,047	315,135
AGC, Inc.	800	23,512
Allegion PLC(b)	8,247	815,711
American Woodmark Corp.(a)	935	73,435
AO Smith Corp.	1,025	54,120
Apogee Enterprises, Inc.	1,699	36,308
Assa Abloy AB, Class B	1,924	44,983
Builders FirstSource, Inc.(a)(b)	14,363	468,521
Caesarstone Ltd.	2,807	27,509
Carrier Global Corp.	2,346	71,647
China Lesso Group Holdings Ltd.	20,000	36,323
Cie de Saint-Gobain(a)	1,305	54,663
Daikin Industries Ltd.	800	147,819
Fortune Brands Home & Security, Inc.	125	10,815
Geberit AG, Registered Shares	77	45,555
Gibraltar Industries, Inc.(a)(b)	1,867	121,616
Griffon Corp.	4,429	86,543
Insteel Industries, Inc.	851	15,914
JELD-WEN Holding, Inc.(a)	4,379	98,965
Johnson Controls International PLC	2,243	91,626
Kingspan Group PLC(a)	141	12,832
Lennox International, Inc.	861	234,717
Masco Corp.	791	43,608
Masonite International Corp.(a)	1,164	114,538
Patrick Industries, Inc.	856	49,237
Quanex Building Products Corp.	1,071	19,749
Resideo Technologies, Inc.(a)	7,263	79,893
Trane Technologies PLC	922	111,792
Trex Co., Inc.(a)(b)	6,110	437,476
UFP Industries Inc.	2,148	121,383

		4,015,425
Capital Markets — 2.4%
3i Group PLC	2,984	38,318
Ameriprise Financial, Inc.	2,495	384,504
Amundi SA(a)(c)	160	11,277
Apollo Global Management Inc.	640	28,640
Ares Management Corp., Class A	4,637	187,427
Artisan Partners Asset Management, Inc., Class A	7,108	277,141
Assetmark Financial Holdings, Inc.(a)	6,781	147,419
ASX Ltd.	222	12,979
B3 SA - Brasil Bolsa Balcao	59,778	585,550
Bank of New York Mellon Corp.	3,864	132,690
Blackstone Group, Inc., Class A	2,870	149,814
Blucora, Inc.(a)	1,206	11,360
Brightsphere Investment Group, Inc.	3,926	50,645
Carlyle Group Inc. (The)	1,032	25,459
Cboe Global Markets, Inc.	4,929	432,470
Charles Schwab Corp.	24,269	879,266
CITIC Securities Co. Ltd., Class H	95,000	213,668
CME Group, Inc.	4,389	734,324
Cohen & Steers, Inc.	5,240	292,078
Cowen, Inc., Class A	1,618	26,325
Credit Suisse Group AG, Registered Shares	8,736	87,209

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Daiwa Securities Group, Inc.	2,000	$8,412
Deutsche Bank AG, Registered Shares(a)	4,438	37,410
Deutsche Boerse AG	505	88,537
Donnelley Financial Solutions, Inc.(a)	8,066	107,762
E*TRADE Financial Corp.	2,088	104,504
East Money Information Co. Ltd., Class A	125,000	445,374
FactSet Research Systems, Inc.	1,420	475,530
Federated Hermes, Inc.	5,826	125,317
Franklin Resources, Inc.(b)	4,980	101,343
Goldman Sachs Group, Inc.	1,433	287,990
Guotai Junan Securities Co. Ltd., Class A	71,900	194,497
Haitong Securities Co. Ltd., Class H(a)	361,600	309,232
Hamilton Lane, Inc., Class A	9,379	605,790
Hargreaves Lansdown PLC	965	19,411
Hithink RoyalFlush Information Network Co. Ltd., Class A	15,307	363,493
Hong Kong Exchanges & Clearing Ltd.	2,700	127,098
Houlihan Lokey, Inc.	4,909	289,876
Huatai Securities Co. Ltd., Class A	95,400	290,496
Intercontinental Exchange, Inc.	2,211	221,211
Invesco Ltd.	10,248	116,930
Investec Ltd.	26,452	49,651
Japan Exchange Group, Inc.	1,000	28,028
Julius Baer Group Ltd.	937	39,797
KKR & Co., Inc.	2,130	73,144
London Stock Exchange Group PLC	855	98,083
Macquarie Group Ltd.	720	62,413
MarketAxess Holdings, Inc.	396	190,710
Moelis & Co., Class A(b)	7,015	246,507
Moody’s Corp.	4,707	1,364,324
Morgan Stanley	7,712	372,875
MSCI, Inc.	585	208,716
Nasdaq, Inc.	568	69,699
Natixis SA(a)	2,758	6,198
NH Investment & Securities Co. Ltd.	4	31
Nomura Holdings, Inc.	7,600	34,731
Northern Trust Corp.	1,048	81,713
Partners Group Holding AG	76	69,905
PJT Partners, Inc.	810	49,094
Pzena Investment Management, Inc., Class A	4,987	26,730
Raymond James Financial, Inc.	618	44,966
S&P Global, Inc.	4,333	1,562,480
Samsung Securities Co. Ltd.	2,593	67,760
SBI Holdings, Inc.	600	15,547
Schroders PLC	412	14,309
SEI Investments Co.	587	29,773
Silvercrest Asset Management Group, Inc., Class A	2,743	28,692
St James’s Place PLC	637	7,663
Standard Life Aberdeen PLC	6,894	20,077
State Street Corp.	4,281	253,992
Stifel Financial Corp.	4,352	220,037
T. Rowe Price Group, Inc.	2,729	349,912
TD Ameritrade Holding Corp.	3,098	121,287
Tradeweb Markets Inc., Class A(b)	503	29,174
UBS Group AG, Registered Shares	11,735	131,114
Virtus Investment Partners, Inc.	1,457	202,013
Westwood Holdings Group, Inc.	2,376	26,469
WisdomTree Investments, Inc.	21,218	67,898

		15,294,288

Chemicals — 1.9%
AdvanSix, Inc.(a)	2,468	31,788
Air Liquide SA	1,427	226,193

Security	Shares	Value

Chemicals (continued)
Air Products & Chemicals, Inc.	1,735	$516,787
Akzo Nobel NV	281	28,401
American Vanguard Corp.	2,233	29,342
Asahi Kasei Corp.	2,300	20,064
Asian Paints Ltd.	75,709	2,039,941
Avient Corp.	13,028	344,721
Axalta Coating Systems Ltd.(a)	1,415	31,370
Balchem Corp.	3,725	363,672
BASF SE	2,905	176,903
CF Industries Holdings, Inc.	1,035	31,785
Chase Corp.	509	48,559
Chr Hansen Holding A/S	409	45,401
Corteva, Inc.	3,622	104,350
Covestro AG(c)	197	9,769
Dow, Inc.	3,294	154,983
DuPont de Nemours, Inc.	1,712	94,982
Ecolab, Inc.	6,117	1,222,421
EMS-Chemie Holding AG, Registered Shares	27	24,259
FMC Corp.	3,345	354,269
Givaudan SA, Registered Shares	45	194,301
Han Kuk Carbon Co. Ltd.	12,726	103,673
Hawkins, Inc.	350	16,135
HB Fuller Co.	8,061	369,033
Indorama Ventures PCL, NVDR	78,300	52,443
Ingevity Corp.(a)	4,170	206,165
Innospec, Inc.	1,994	126,260
Johnson Matthey PLC	505	15,346
Kolon Industries, Inc.	6,808	219,194
Koninklijke DSM NV	279	45,932
Kronos Worldwide, Inc.	2,791	35,892
Kuraray Co. Ltd.	900	8,732
LG Chem Ltd.	1,632	910,933
Linde PLC	2,027	482,689
Livent Corp.(a)(b)	20,196	181,158
LyondellBasell Industries NV, Class A	1,228	86,562
Mitsubishi Chemical Holdings Corp.	1,900	10,967
Mosaic Co.	3,359	61,369
Nippon Paint Holdings Co. Ltd.	600	61,768
Nitto Denko Corp.	600	39,089
Novozymes A/S, B Shares	912	57,321
Orion Engineered Carbons SA	6,706	83,892
PhosAgro PJSC, GDR	10,255	123,272
PPG Industries, Inc.	7,045	860,054
PQ Group Holdings, Inc.(a)	10,106	103,688
Saudi Basic Industries Corp.	18,058	426,481
Sherwin-Williams Co.	635	442,430
Shin-Etsu Chemical Co. Ltd.	1,000	130,854
Sika AG, Registered Shares	449	110,253
Solvay SA	485	41,726
SRF Ltd.	2,336	131,160
Stepan Co.	1,794	195,546
Sumitomo Chemical Co. Ltd.	13,600	45,016
Symrise AG	194	26,796
Taiyo Nippon Sanso Corp.	400	6,150
Toray Industries, Inc.	3,500	16,012
Trinseo SA	6,285	161,147
Umicore SA	745	30,988
Weihai Guangwei Composites Co. Ltd., Class A	26,054	274,875

		12,395,262

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	2,397	87,874
ACCO Brands Corp.	27,056	156,925

6

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Advanced Disposal Services, Inc.(a)	5,245	$158,556
Brambles Ltd.	7,304	55,460
BrightView Holdings, Inc.(a)(b)	5,574	63,544
Brink’s Co.	2,847	116,983
Cimpress PLC(a)	2,329	175,048
Cintas Corp.	1,082	360,122
Copart, Inc.(a)	1,823	191,707
Country Garden Services Holdings Co. Ltd.	38,000	246,790
Deluxe Corp.	1,188	30,567
Ennis, Inc.	6,529	113,866
Harsco Corp.(a)(b)	5,367	74,655
Healthcare Services Group, Inc.	3,638	78,326
Herman Miller, Inc.	12,498	376,940
KAR Auction Services, Inc.	4,955	71,352
Kimball International, Inc., Class B	3,498	36,869
Knoll, Inc.	3,692	44,525
Matthews International Corp., Class A	7,150	159,874
McGrath RentCorp	7,105	423,387
Montrose Environmental Group Inc.(a)	658	15,674
MSA Safety, Inc.	2,849	382,250
Rentokil Initial PLC(a)	4,847	33,502
Republic Services, Inc.	1,460	136,291
Rollins, Inc.(b)	1,236	66,979
Securitas AB, B Shares(a)	1,370	20,943
SP Plus Corp.(a)	972	17,447
Steelcase, Inc., Class A	25,043	253,185
Terminix Global Holdings, Inc.	1,146	45,702
Tetra Tech, Inc.	2,948	281,534
UniFirst Corp.	544	103,017
Viad Corp.	2,003	41,722
Waste Connections, Inc.	1,630	169,194
Waste Management, Inc.	2,421	273,985

		4,864,795

Communications Equipment — 0.6%
Acacia Communications, Inc.(a)	3,025	203,885
Applied Optoelectronics, Inc.(a)(b)	5,073	57,071
Calix, Inc.(a)	6,914	122,931
Casa Systems, Inc.(a)	11,032	44,459
Ciena Corp.(a)	6,121	242,942
Cisco Systems, Inc.	60,027	2,364,464
Comtech Telecommunications Corp.	1,493	20,902
Extreme Networks, Inc.(a)	18,988	76,332
Fujian Star-Net Communication Co. Ltd., Class A	10,900	41,037
InterDigital, Inc.	1,699	96,945
Lumentum Holdings, Inc.(a)	1,586	119,156
Motorola Solutions, Inc.	174	27,285
NETGEAR, Inc.(a)	1,782	54,921
NetScout Systems, Inc.(a)	2,967	64,770
Nokia OYJ(a)	13,959	54,633
PCL Technologies, Inc.	14,000	50,780
PC-Tel Inc.	5,675	32,120
Plantronics, Inc.(b)	3,714	43,974
Ribbon Communications, Inc.(a)	3,824	14,799
Sercomm Corp.	44,000	110,535
Telefonaktiebolaget LM Ericsson	5,544	60,669
Tessco Technologies, Inc.	17,305	92,928
Wistron NeWeb Corp.	23,000	61,102

		4,058,640

Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA	1,072	24,232
Aegion Corp.(a)	1,645	23,244

Security	Shares	Value

Construction & Engineering (continued)
API Group Corp.(a)(b)(c)	8,867	$126,178
Bouygues SA	80	2,765
China Communications Services Corp. Ltd., Class H	520,000	306,985
China Railway Construction Corp. Ltd., Class H	172,000	118,973
China Railway Group Ltd., Class H	365,000	172,432
Comfort Systems USA, Inc.	4,153	213,921
Dycom Industries, Inc.(a)	2,338	123,493
EMCOR Group, Inc.(b)	8,350	565,379
Ferrovial SA	3,061	74,353
Granite Construction, Inc.	2,169	38,196
HOCHTIEF AG	259	20,106
MasTec, Inc.(a)(b)	11,142	470,192
MYR Group, Inc.(a)(b)	4,710	175,118
NV5 Global, Inc.(a)	435	22,955
Sinopec Engineering Group Co. Ltd., Class H	108,000	39,922
Tutor Perini Corp.(a)	5,940	66,112
Vinci SA	1,024	85,562
WillScot Mobile Mini Holdings Corp.(a)	18,206	303,676

		2,973,794

Construction Materials — 0.2%
ACC Ltd.	2,581	48,862
Anhui Conch Cement Co. Ltd., Class A	65,400	535,819
CRH PLC	1,970	71,435
HeidelbergCement AG	69	4,216
James Hardie Industries PLC	1,696	40,656
LafargeHolcim Ltd., Registered Shares(a)	1,968	89,582
Summit Materials, Inc., Class A(a)	20,189	333,926
US Concrete, Inc.(a)	1,071	31,102

		1,155,598

Consumer Finance — 0.3%
American Express Co.	7,028	704,557
Capital One Financial Corp.	2,125	152,703
Discover Financial Services	1,364	78,812
Encore Capital Group, Inc.(a)	1,387	53,524
Enova International, Inc.(a)(b)	4,000	65,560
FirstCash, Inc.(b)	7,079	404,990
Green Dot Corp., Class A(a)	3,489	176,578
Isracard Ltd.	1	2
LendingClub Corp.(a)(b)	7,048	33,196
Navient Corp.	3,276	27,682
PRA Group, Inc.(a)	4,487	179,256
Regional Management Corp.(a)	6,683	111,339
Synchrony Financial	2,642	69,141

		2,057,340

Containers & Packaging — 0.1%
AptarGroup, Inc.	167	18,904
Ball Corp.	636	52,864
Greif, Inc., Class A	2,247	81,364
Greif, Inc., Class B	1,152	45,481
International Paper Co.	2,862	116,026
Smurfit Kappa Group PLC	508	19,933
UFP Technologies, Inc.(a)	1,097	45,438

		380,010

Distributors — 0.1%
Genuine Parts Co.	7,755	738,043
LKQ Corp.(a)	2,872	79,641

		817,684

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)(b)	2,125	323,085
Chegg, Inc.(a)(b)	563	40,221

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Fu Shou Yuan International Group Ltd.	47,000	$45,908
H&R Block, Inc.	2,785	45,368
K12, Inc.(a)	1,378	36,297
Laureate Education, Inc., Class A(a)(b)	8,748	116,173
New Oriental Education & Technology Group, Inc., ADR(a)	579	86,561
Perdoceo Education Corp.(a)	6,180	75,643
Ser Educacional SA(c)	14,404	36,318
Strategic Education, Inc.	3,171	290,051
TAL Education Group, ADR(a)(b)	14,239	1,082,734
Vivint Smart Home Inc.(a)(b)	3,415	58,328
WW International, Inc.(a)	7,758	146,393
Yduqs Participacoes SA	6,424	31,354

		2,414,434

Diversified Financial Services — 0.6%
Alerus Financial Corp.	2,021	39,612
Ally Financial, Inc.	17,682	443,288
Berkshire Hathaway, Inc., Class B(a)	11,396	2,426,664
Cannae Holdings, Inc.(a)	3,263	121,579
Equitable Holdings, Inc.	1,495	27,269
EXOR NV	403	21,876
FirstRand Ltd.	171,382	420,550
Groupe Bruxelles Lambert SA	313	28,217
Investor AB, B Shares	500	32,660
M&G PLC	8,382	17,229
Marlin Business Services Corp.	3,780	26,649
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,900	8,828
ORIX Corp.	5,300	66,198
Voya Financial, Inc.	400	19,172

		3,699,791

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	47,340	1,349,663
ATN International, Inc.	654	32,792
Bandwidth, Inc., Class A(a)	1,648	287,691
BT Group PLC	32,999	41,797
Cellnex Telecom SA(c)	528	32,051
CenturyLink, Inc.(b)	30,568	308,431
China Telecom Corp. Ltd., Class H	2,096,000	629,738
China Unicom Hong Kong Ltd.	802,000	526,427
Cogent Communications Holdings, Inc.	4,657	279,653
Consolidated Communications Holdings, Inc.(a)	3,201	18,214
Deutsche Telekom AG, Class N, Registered Shares	7,912	131,735
Elisa OYJ	204	11,993
Emirates Telecommunications Group Co. PJSC	62,416	283,672
IDT Corp., Class B(a)	9,970	65,603
Iridium Communications, Inc.(a)	2,829	72,366
Koninklijke KPN NV	2,579	6,051
KT Corp., ADR	6,743	64,800
LG Uplus Corp.	6,218	61,090
Liberty Global PLC(a)	1,316	27,024
Liberty Global PLC, Class A(a)	229	4,811
Liberty Latin America Ltd., Class C(a)	29,728	241,986
Nippon Telegraph & Telephone Corp.	2,900	59,208
Ooma, Inc.(a)	8,965	116,993
Orange SA	5,234	54,515
Singapore Telecommunications Ltd.	9,000	14,086
Swisscom AG, Registered Shares	102	54,035
Telefonica Brasil SA, ADR, Preference Shares	6,009	46,089
Telefonica SA	15,542	53,240
Telekom Malaysia Bhd	222,000	221,145
Telekomunikasi Indonesia Persero Tbk PT	1,712,900	295,756

Security	Shares	Value

Diversified Telecommunication Services (continued)
Telkom SA SOC Ltd.(b)	36,963	$57,818
Verizon Communications, Inc.	31,456	1,871,318
Vonage Holdings Corp.(a)(b)	15,128	154,759

		7,476,550

Electric Utilities — 0.8%
Alliant Energy Corp.	8,892	459,272
Cia Energetica de Minas Gerais, ADR(b)	63,287	117,081
Edison International	1,398	71,074
Electricite de France SA	3,076	32,493
Elia Group SA/NV	121	12,096
Evergy, Inc.	969	49,245
Eversource Energy	2,291	191,413
Exelon Corp.	3,934	140,680
Fortum OYJ	2,803	56,671
Iberdrola SA	17,983	221,345
IDACORP, Inc.	10,707	855,489
Korea Electric Power Corp.(a)	5,843	101,809
NextEra Energy, Inc.	5,396	1,497,714
Orsted A/S(c)	722	99,535
PG&E Corp.(a)(b)	3,682	34,574
Pinnacle West Capital Corp.	2,745	204,640
PNM Resources, Inc.(b)	3,929	162,386
Portland General Electric Co.	5,805	206,077
Red Electrica Corp. SA	138	2,588
Southern Co.	293	15,886
SSE PLC	3,920	61,012
Tenaga Nasional BHD	214,900	543,790
Terna Rete Elettrica Nazionale SpA	6,815	47,683
Verbund AG	312	17,039
Xcel Energy, Inc.	2,276	157,067

		5,358,659

Electrical Equipment — 0.6%
ABB Ltd., Registered Shares	5,788	147,153
Allied Motion Technologies, Inc.	463	19,113
Atkore International Group, Inc.(a)	8,820	200,479
AZZ, Inc.	1,403	47,870
Bizlink Holding Inc.	16,000	125,691
Bloom Energy Corp., Class A(a)	2,043	36,713
Eaton Corp. PLC	661	67,442
Emerson Electric Co.	604	39,604
Generac Holdings, Inc.(a)(b)	3,670	710,659
Hubbell, Inc.(b)	2,742	375,215
Legrand SA	815	64,914
LSI Industries, Inc.	5,316	35,883
Mitsubishi Electric Corp.	5,700	77,344
Nidec Corp.	1,200	112,533
Plug Power, Inc.(a)(b)	24,964	334,767
Prysmian SpA	815	23,658
Rockwell Automation, Inc.(b)	751	165,731
Schneider Electric SE	1,413	175,634
Siemens Gamesa Renewable Energy SA	559	15,128
Sunrun, Inc.(a)(b)	8,968	691,164
Vestas Wind Systems A/S	645	104,236
Vicor Corp.(a)	1,242	96,541
Vivint Solar, Inc.(a)	3,670	155,424
WEG SA	32,958	385,573

		4,208,469

Electronic Equipment, Instruments & Components — 1.0%
Accelink Technologies Co. Ltd.	9,700	50,277
Amphenol Corp., Class A	965	104,481
Arlo Technologies, Inc.(a)	3,776	19,862

8

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
AU Optronics Corp.(a)	470,000	$183,053
Badger Meter, Inc.	854	55,826
Bel Fuse, Inc., Class B	1,652	17,643
Belden, Inc.(b)	1,873	58,288
Benchmark Electronics, Inc.	1,308	26,356
CDW Corp.	160	19,125
Chaozhou Three-Circle Group Co. Ltd., Class A	36,600	156,521
Cognex Corp.	464	30,206
Corning, Inc.	5,632	182,533
Daktronics, Inc.	2,955	11,702
Delta Electronics, Inc.	26,000	170,727
ePlus, Inc.(a)	4,758	348,286
Fabrinet(a)	804	50,676
FARO Technologies, Inc.(a)	2,286	139,400
Fitbit, Inc., Class A(a)	22,755	158,375
FLIR Systems, Inc.	412	14,770
GoerTek, Inc., Class A	22,700	136,266
Halma PLC	943	28,490
Hamamatsu Photonics KK	900	45,483
Hexagon AB, B Shares(a)	253	19,110
Hirose Electric Co. Ltd.	300	38,762
Hitachi Ltd.	2,300	77,877
Hon Hai Precision Industry Co. Ltd.	135,000	362,949
II-VI, Inc.(a)(b)	6,539	265,222
Ingenico Group SA(a)	127	19,676
Insight Enterprises, Inc.(a)	1,430	80,909
IPG Photonics Corp.(a)(b)	313	53,201
Iteris, Inc.(a)	4,872	19,975
Itron, Inc.(a)(b)	1,143	69,426
Keyence Corp.	400	186,992
Keysight Technologies, Inc.(a)	485	47,908
Knowles Corp.(a)	10,904	162,470
Kyocera Corp.	1,000	57,256
Largan Precision Co. Ltd.	2,000	234,219
Lotes Co. Ltd.	16,000	254,678
Merry Electronics Co. Ltd.	39,000	200,489
Murata Manufacturing Co. Ltd.	2,800	182,076
National Instruments Corp.	1,725	61,582
nLight, Inc.(a)	1,391	32,661
Novanta, Inc.(a)	1,448	152,532
Omron Corp.	1,200	93,823
OSI Systems, Inc.(a)	6,434	499,343
PAR Technology Corp.(a)(b)	2,074	84,018
PC Connection, Inc.	4,091	167,976
Rogers Corp.(a)	1,446	141,795
Samsung SDI Co. Ltd.	361	133,360
ScanSource, Inc.(a)	10,899	216,127
TDK Corp.	700	76,435
TE Connectivity Ltd.	546	53,366
TPK Holding Co. Ltd.(a)	48,000	81,736
Trimble, Inc.(a)	352	17,142
Tripod Technology Corp.	18,000	68,994
Westone Information Industry, Inc., Class A	18,600	50,966
Yokogawa Electric Corp.	500	7,941
Zebra Technologies Corp., Class A(a)	94	23,731

		6,305,069

Energy Equipment & Services — 0.3%
Archrock, Inc.	31,137	167,517
Aspen Aerogels, Inc.(a)	1,637	17,925
Baker Hughes Co.(b)	13,998	186,033
Cactus, Inc., Class A	3,481	66,800

Security	Shares	Value

Energy Equipment & Services (continued)
ChampionX Corp.(a)	13,498	$107,849
China Oilfield Services Ltd., Class H	182,000	127,381
Dril-Quip, Inc.(a)	1,837	45,484
Exterran Corp.(a)	5,742	23,887
Frank’s International NV(a)	25,375	39,077
Halliburton Co.	7,531	90,748
Helix Energy Solutions Group, Inc.(a)	14,622	35,239
Matrix Service Co.(a)	2,235	18,662
National Oilwell Varco, Inc.	4,946	44,811
Natural Gas Services Group, Inc.(a)(b)	5,353	45,233
Newpark Resources, Inc.(a)	23,535	24,712
NexTier Oilfield Solutions Inc.(a)	16,754	30,995
Oceaneering International, Inc.(a)	20,527	72,255
Oil States International, Inc.(a)	10,320	28,174
ProPetro Holding Corp.(a)	8,896	36,118
RPC, Inc.(a)	8,660	22,862
Schlumberger NV	20,303	315,915
Seadrill Ltd.(a)(b)	4,489	934
Select Energy Services, Inc., Class A(a)	4,963	19,058
Smart Sand, Inc.(a)(b)	12,247	16,044
Solaris Oilfield Infrastructure, Inc., Class A	9,295	58,930
TechnipFMC PLC	34,244	216,080
Tenaris SA	4,925	24,537
U.S. Silica Holdings, Inc.	9,168	27,504

		1,910,764

Entertainment — 1.2%
Activision Blizzard, Inc.	11,178	904,859
Cinemark Holdings, Inc.(b)	8,842	88,420
Electronic Arts, Inc.(a)	1,527	199,136
Eros STX Global Corp.(a)(b)	5,775	12,763
Gaia, Inc.(a)	2,224	21,862
Glu Mobile, Inc.(a)	8,918	68,446
IMAX Corp.(a)	4,207	50,316
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	3,515	73,393
Lions Gate Entertainment Corp.(a)	1,663	15,765
Marcus Corp.	164	1,268
NCSoft Corp.	513	353,525
NetEase, Inc., ADR	3,636	1,653,180
Netflix, Inc.(a)	3,273	1,636,598
Nexon Co. Ltd.	700	17,461
Nintendo Co. Ltd.	200	113,338
Perfect World Co. Ltd., Class A	44,861	221,041
Reading International, Inc., Class A(a)(b)	10,972	35,330
Roku, Inc.(a)	868	163,879
Take-Two Interactive Software, Inc.(a)(b)	323	53,366
Ubisoft Entertainment SA(a)	150	13,519
Vivendi SA	1,969	54,992
Walt Disney Co.	13,102	1,625,696
Warner Music Group Corp., Class A	1,380	39,661
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,339	207,783

		7,625,597

Equity Real Estate Investment Trusts (REITs) — 2.2%
Acadia Realty Trust	12,047	126,493
Agree Realty Corp.	1,863	118,561
Alexander & Baldwin, Inc.	4,602	51,588
Alexandria Real Estate Equities, Inc.	1,654	264,640
American Finance Trust, Inc.	8,868	55,602
American Tower Corp.	4,605	1,113,167
Armada Hoffler Properties, Inc.	23,383	216,527
AvalonBay Communities, Inc.	2,710	404,711

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	495	$39,748
British Land Co. PLC	770	3,357
Camden Property Trust	1,848	164,435
CareTrust REIT, Inc.	6,707	119,351
Cedar Realty Trust, Inc.	33,735	27,325
Chatham Lodging Trust	6,400	48,768
City Office REIT, Inc.	20,617	155,040
Clipper Realty, Inc.	3,306	20,001
Colony Capital, Inc.	56,394	153,956
Community Healthcare Trust, Inc.	1,822	85,197
CorEnergy Infrastructure Trust, Inc.(b)	2,631	15,365
CorePoint Lodging, Inc.(b)	24,091	131,296
Covivio	169	11,867
Crown Castle International Corp.	1,180	196,470
Daiwa House REIT Investment Corp.	4	10,207
DiamondRock Hospitality Co.	18,482	93,704
Digital Realty Trust, Inc.	684	100,384
Douglas Emmett, Inc.	4,569	114,682
Duke Realty Corp.	670	24,723
EastGroup Properties, Inc.	2,010	259,953
Equinix, Inc.	533	405,149
Equity LifeStyle Properties, Inc.	388	23,784
Equity Residential	15,959	819,175
Essential Properties Realty Trust, Inc.	9,746	178,547
Essex Property Trust, Inc.	226	45,379
Extra Space Storage, Inc.	294	31,455
Federal Realty Investment Trust	1,860	136,598
First Industrial Realty Trust, Inc.	21,057	838,069
Four Corners Property Trust, Inc.	14,819	379,218
Franklin Street Properties Corp.	2,332	8,535
Gecina SA	116	15,292
Geo Group, Inc.	4,797	54,398
Global Net Lease, Inc.	7,772	123,575
GLP J-Reit	4	6,156
Goodman Group	2,064	26,723
GPT Group	4,136	11,635
Healthpeak Properties, Inc.	1,550	42,082
Host Hotels & Resorts, Inc.	1,847	19,929
ICADE	103	5,771
Industrial Logistics Properties Trust	1,201	26,266
Invitation Homes, Inc.	1,188	33,252
Iron Mountain, Inc.(b)	423	11,332
iStar, Inc.	4,280	50,547
Japan Real Estate Investment Corp.	3	15,338
Japan Retail Fund Investment Corp.	6	9,282
Klepierre SA	715	10,009
Land Securities Group PLC	2,404	16,185
Link REIT	5,600	45,889
Macerich Co.(b)	14,706	99,854
Medical Properties Trust, Inc.	798	14,069
Mid-America Apartment Communities, Inc.	303	35,133
Mirvac Group	1,838	2,881
Monmouth Real Estate Investment Corp.	4,039	55,940
National Health Investors, Inc.	1,603	96,613
National Retail Properties, Inc.	446	15,391
National Storage Affiliates Trust	3,229	105,621
NexPoint Residential Trust, Inc.	4,692	208,090
Nippon Building Fund, Inc.	4	22,640
Nippon Prologis REIT, Inc.	4	13,489
Nomura Real Estate Master Fund, Inc.	6	7,517
Omega Healthcare Investors, Inc.	642	19,221
Orix JREIT, Inc.	8	12,309

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	10,473	$131,227
Pennsylvania Real Estate Investment Trust(b)	18,057	10,002
Physicians Realty Trust	8,057	144,301
Plymouth Industrial REIT, Inc.	6,499	80,198
Prologis, Inc.	19,275	1,939,450
PS Business Parks, Inc., Class A	517	63,276
Public Storage	491	109,355
QTS Realty Trust, Inc., Class A	12,870	811,067
Realty Income Corp.	986	59,899
Regency Centers Corp.	439	16,691
Retail Opportunity Investments Corp.	4,973	51,794
Retail Properties of America, Inc., Class A	23,213	134,868
Retail Value, Inc.	9,703	121,967
Rexford Industrial Realty, Inc.	2,913	133,299
RPT Realty	7,374	40,115
Ryman Hospitality Properties, Inc.	2,923	107,566
Sabra Health Care REIT, Inc.	11,980	165,144
SBA Communications Corp.	291	92,678
Scentre Group	12,878	20,504
Segro PLC	1,779	21,379
Simon Property Group, Inc.(b)	1,616	104,523
SITE Centers Corp.	13,164	94,781
STAG Industrial, Inc.	7,055	215,107
Stockland	2,861	7,816
Summit Hotel Properties, Inc.	19,292	99,933
Sun Communities, Inc.	226	31,778
Terreno Realty Corp.	7,060	386,606
UDR, Inc.	5,471	178,409
Unibail-Rodamco-Westfield(b)	574	21,169
United Urban Investment Corp.	7	7,789
Uniti Group, Inc.	11,107	117,012
Ventas, Inc.	982	41,205
VEREIT, Inc.	1,841	11,966
VICI Properties, Inc.	835	19,514
Vicinity Centres	5,630	5,622
Vornado Realty Trust(b)	684	23,058
Washington Real Estate Investment Trust	804	16,184
Welltower, Inc.	1,074	59,167
Weyerhaeuser Co.	1,602	45,689
WP Carey, Inc.	436	28,410
Xenia Hotels & Resorts, Inc.(b)	2,473	21,713

		14,017,687

Food & Staples Retailing — 0.9%
Abdullah Al Othaim Markets Co.	2,506	86,724
Aeon Co. Ltd.	2,200	59,182
BJ’s Wholesale Club Holdings, Inc.(a)	6,162	256,031
Casey’s General Stores, Inc.(b)	179	31,799
Chefs’ Warehouse, Inc.(a)(b)	2,628	38,211
Clicks Group Ltd.	21,683	287,808
Coles Group Ltd.	1,940	23,635
Colruyt SA	526	34,136
Cosmos Pharmaceutical Corp.	100	17,427
Costco Wholesale Corp.	7,293	2,589,015
Dairy Farm International Holdings Ltd.	6,900	26,079
ICA Gruppen AB	311	15,799
Ingles Markets, Inc., Class A	2,528	96,165
J Sainsbury PLC	10,949	26,958
Jeronimo Martins SGPS SA	2,578	41,455
Koninklijke Ahold Delhaize NV	6,517	192,629
Kroger Co.	7,562	256,428
Lawson, Inc.	700	33,378
METRO AG	3,180	31,669

10

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)	9,413	$325,878
President Chain Store Corp.	21,000	191,144
PriceSmart, Inc.	1,892	125,723
Shoprite Holdings Ltd.(b)	8,541	69,679
SpartanNash Co.	2,110	34,499
Sun Art Retail Group Ltd.(b)	97,500	108,250
Sundrug Co. Ltd.	300	11,309
Sysco Corp.	4,264	265,306
Tsuruha Holdings, Inc.	200	28,353
United Natural Foods, Inc.(a)	3,659	54,409
Walgreens Boots Alliance, Inc.	8,061	289,551
Weis Markets, Inc.	4,355	209,040
Welcia Holdings Co. Ltd.	600	26,312
Wm Morrison Supermarkets PLC	10,114	22,200
Woolworths Group Ltd.	2,942	76,929

		5,983,110

Food Products — 2.1%
a2 Milk Co. Ltd.(a)	1,295	13,180
Ajinomoto Co., Inc.	1,400	28,693
Angel Yeast Co. Ltd., Class A	22,700	204,791
Archer-Daniels-Midland Co.	3,567	165,830
Associated British Foods PLC	921	22,173
B&G Foods, Inc.(b)	2,400	66,648
Barry Callebaut AG, Registered Shares	18	40,093
BRF SA(a)	35,523	116,261
BRF SA, ADR(a)(b)	28,653	93,982
Bunge Ltd.	1,271	58,085
Calavo Growers, Inc.(b)	2,360	156,397
Campbell Soup Co.(b)	1,941	93,886
Chacha Food Co. Ltd., Class A	25,065	215,025
China Mengniu Dairy Co. Ltd.(a)	59,000	278,288
Chocoladefabriken Lindt & Spruengli AG	7	59,087
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	89,097
Chongqing Fuling Zhacai Group Co. Ltd.	23,400	162,959
Conagra Brands, Inc.	3,388	120,985
Danone SA	1,430	92,628
Darling Ingredients, Inc.(a)	2,292	82,581
Freshpet, Inc.(a)	3,191	356,275
General Mills, Inc.	16,200	999,216
Henan Shuanghui Investment & Development Co. Ltd., Class A	40,300	315,503
Hershey Co.	7,352	1,053,836
Hormel Foods Corp.	11,761	574,995
Hostess Brands, Inc.(a)	25,318	312,171
Indofood Sukses Makmur Tbk PT	54,500	26,286
Ingredion, Inc.	787	59,560
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	20,531	117,022
J&J Snack Foods Corp.	3,060	398,993
J.M. Smucker Co.	1,169	135,043
John B Sanfilippo & Son, Inc.	3,772	284,333
Kellogg Co.(b)	3,660	236,399
Kerry Group PLC, Class A	428	54,821
Kikkoman Corp.	900	49,926
Kraft Heinz Co.	5,043	151,038
Lamb Weston Holdings, Inc.	1,161	76,939
Lancaster Colony Corp.	1,011	180,767
M Dias Branco SA	13,937	84,775
McCormick & Co., Inc.(b)	4,988	968,171
Mondelez International, Inc., Class A	7,193	413,238
Nestle India Ltd.	3,556	767,414

Security	Shares	Value

Food Products (continued)
Nestle Malaysia Bhd	900	$30,641
Nestle SA, Registered Shares	8,101	964,116
Nissin Foods Holdings Co. Ltd.	100	9,395
Simply Good Foods Co.(a)	5,684	125,332
Thai Union Group PCL, NVDR	423,600	188,305
Tingyi Cayman Islands Holding Corp.	378,000	669,322
Toly Bread Co. Ltd., Class A	10,000	88,137
Toyo Suisan Kaisha Ltd.	100	5,281
Tyson Foods, Inc., Class A	2,054	122,172
Uni-President China Holdings Ltd.	89,000	81,622
Uni-President Enterprises Corp.	377,000	816,492
Want Want China Holdings Ltd.	796,000	556,228
Wilmar International Ltd.	17,800	57,794
Yakult Honsha Co. Ltd.	700	38,868
Yamazaki Baking Co. Ltd.	500	8,715

		13,539,810

Gas Utilities — 0.4%
APA Group	1,326	9,857
Beijing Enterprises Holdings Ltd.	87,000	262,276
Brookfield Infrastructure Corp., Class A	325	18,002
ENN Energy Holdings Ltd.	15,200	166,793
Hong Kong & China Gas Co. Ltd.	44,600	64,761
Naturgy Energy Group SA	2,722	54,589
New Jersey Resources Corp.(b)	22,458	606,815
Northwest Natural Holding Co.	2,143	97,271
ONE Gas, Inc.	1,933	133,396
Osaka Gas Co. Ltd.	1,200	23,363
Snam SpA	11,271	57,964
South Jersey Industries, Inc.	7,322	141,095
Southwest Gas Holdings, Inc.	9,245	583,360
Spire, Inc.	1,104	58,733
Toho Gas Co. Ltd.	400	19,792
Tokyo Gas Co. Ltd.	1,400	31,949
UGI Corp.(b)	1,194	39,378

		2,369,394

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	15,991	1,740,300
ABIOMED, Inc.(a)	39	10,805
Accuray, Inc.(a)	15,004	36,010
Alcon, Inc.(a)	1,438	81,528
Align Technology, Inc.(a)	143	46,812
Ambu AS	293	8,251
AngioDynamics, Inc.(a)	4,610	55,597
Asahi Intecc Co. Ltd.	300	9,429
AtriCure, Inc.(a)(b)	2,414	96,319
Atrion Corp.	232	145,232
Axogen, Inc.(a)	1,935	22,504
Axonics Modulation Technologies, Inc.(a)(b)	673	34,350
Baxter International, Inc.	928	74,630
Becton Dickinson and Co.	861	200,337
BioMerieux	43	6,731
Boston Scientific Corp.(a)	5,784	221,007
Cantel Medical Corp.(b)	3,453	151,725
Cardiovascular Systems, Inc.(a)	5,355	210,719
Carl Zeiss Meditec AG	56	7,073
Cerus Corp.(a)(b)	20,825	130,364
Cochlear Ltd.	45	6,429
Coloplast A/S, Class B	388	61,494
CONMED Corp.	546	42,954
Cooper Cos., Inc.(b)	123	41,466
CryoLife, Inc.(a)(b)	7,636	141,037

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CryoPort, Inc.(a)(b)	3,062	$145,139
Cutera, Inc.(a)	1,111	21,076
Danaher Corp.	1,919	413,218
DENTSPLY SIRONA, Inc.	337	14,737
DexCom, Inc.(a)(b)	1,422	586,191
DiaSorin SpA	41	8,249
Edwards Lifesciences Corp.(a)	12,423	991,604
Fisher & Paykel Healthcare Corp. Ltd.	1,127	24,873
GenMark Diagnostics, Inc.(a)	5,227	74,223
Glaukos Corp.(a)	1,307	64,723
Globus Medical, Inc., Class A(a)	3,586	177,579
GN Store Nord A/S	201	15,143
Guangzhou Wondfo Biotech Co. Ltd., Class A	6,828	83,764
Haemonetics Corp.(a)	1,981	172,842
Hartalega Holdings Bhd	131,900	516,612
Heska Corp.(a)(b)	295	29,143
Hologic, Inc.(a)	2,018	134,136
Hoya Corp.	900	101,625
IDEXX Laboratories, Inc.(a)(b)	1,544	606,962
Inogen, Inc.(a)	3,170	91,930
Insulet Corp.(a)(b)	94	22,239
Integer Holdings Corp.(a)	2,864	169,005
Intuitive Surgical, Inc.(a)	330	234,148
iRhythm Technologies, Inc.(a)	1,847	439,789
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	32,550	157,649
Koninklijke Philips NV(a)	2,022	95,477
Kossan Rubber Industries	22,800	75,394
LeMaitre Vascular, Inc.(b)	2,502	81,390
LivaNova PLC(a)(b)	4,139	187,124
Masimo Corp.(a)(b)	311	73,415
Medtronic PLC	9,955	1,034,524
Meridian Bioscience, Inc.(a)	5,047	85,698
Merit Medical Systems, Inc.(a)(b)	2,932	127,542
Neogen Corp.(a)	4,923	385,225
Neuronetics, Inc.(a)(b)	5,700	27,702
Nevro Corp.(a)(b)	3,010	419,293
Novocure Ltd.(a)	726	80,811
NuVasive, Inc.(a)	2,176	105,688
Olympus Corp.	2,600	54,069
OraSure Technologies, Inc.(a)(b)	6,052	73,653
Quidel Corp.(a)	179	39,269
Quotient Ltd.(a)	4,862	24,991
ResMed, Inc.	1,064	182,401
SeaSpine Holdings Corp.(a)	2,709	38,739
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,169	522,965
Shockwave Medical, Inc.(a)(b)	2,840	215,272
Siemens Healthineers AG(c)	1,315	59,028
Silk Road Medical, Inc.(a)	1,818	122,188
Smith & Nephew PLC	2,234	43,762
Sonova Holding AG, Registered Shares(a)	178	45,108
STAAR Surgical Co.(a)(b)	1,252	70,813
STERIS PLC	193	34,005
Straumann Holding AG, Registered Shares	33	33,383
Stryker Corp.	3,163	659,074
Surgalign Holdings, Inc.(a)	13,604	24,623
Sysmex Corp.	300	28,705
Tactile Systems Technology, Inc.(a)(b)	5,679	207,795
Tandem Diabetes Care, Inc.(a)	632	71,732
Teleflex, Inc.	92	31,319
Terumo Corp.	1,400	55,741

Security	Shares	Value

Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.(a)	1,697	$23,385
Vapotherm, Inc.(a)	1,252	36,308
Varex Imaging Corp.(a)	8,488	107,967
Varian Medical Systems, Inc.(a)	147	25,284
West Pharmaceutical Services, Inc.	867	238,338
Wright Medical Group NV(a)	4,497	137,338
Zimmer Biomet Holdings, Inc.	517	70,384
Zynex, Inc.(a)	650	11,342

		14,947,966

Health Care Providers & Services — 1.7%
1Life Healthcare Inc.(a)(b)	8,161	231,446
Addus HomeCare Corp.(a)	288	27,219
AmerisourceBergen Corp.	665	64,452
AMN Healthcare Services, Inc.(a)	4,351	254,359
Anthem, Inc.	2,132	572,634
BioTelemetry, Inc.(a)	5,287	240,981
Cardinal Health, Inc.	3,601	169,067
Centene Corp.(a)	1,513	88,253
Chemed Corp.	362	173,887
Cigna Corp.	2,177	368,806
CorVel Corp.(a)	1,186	101,320
Covetrus, Inc.(a)(b)	7,387	180,243
Cross Country Healthcare, Inc.(a)	2,764	17,938
CVS Health Corp.	10,976	640,998
DaVita, Inc.(a)(b)	332	28,436
Ensign Group, Inc.	3,166	180,652
Fresenius Medical Care AG & Co. KGaA	621	52,497
Fresenius SE & Co. KGaA	1,374	62,482
HCA Healthcare, Inc.	1,807	225,297
HealthEquity, Inc.(a)(b)	5,923	304,265
Henry Schein, Inc.(a)	1,677	98,574
Humana, Inc.	368	152,312
IHH Healthcare Bhd	20,100	25,219
Joint Corp.(a)(b)	2,428	42,223
Laboratory Corp. of America Holdings(a)	1,256	236,467
LHC Group, Inc.(a)(b)	2,093	444,888
Magellan Health, Inc.(a)	1,354	102,606
McKesson Corp.	4,465	664,972
MEDNAX, Inc.(a)(b)	2,143	34,888
Molina Healthcare, Inc.(a)	115	21,050
National HealthCare Corp.(b)	342	21,310
National Research Corp.	2,339	115,102
Netcare Ltd.	256,926	198,178
Ontrak, Inc.(a)(b)	670	40,200
Option Care Health Inc.(a)(b)	7,400	98,938
Owens & Minor, Inc.	1,555	39,046
Patterson Cos., Inc.(b)	10,973	264,504
Pennant Group Inc.(a)	1,042	40,180
PetIQ, Inc.(a)(b)	4,062	133,721
Progyny, Inc.(a)(b)	3,274	96,354
Quest Diagnostics, Inc.	3,145	360,071
RadNet, Inc.(a)	3,622	55,598
Select Medical Holdings Corp.(a)	15,188	316,214
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	103,000	172,758
Sinopharm Group Co. Ltd., Class H	138,400	292,467
Tenet Healthcare Corp.(a)	6,892	168,923
Triple-S Management Corp., Class B(a)	723	12,920
U.S. Physical Therapy, Inc.	2,450	212,856
UnitedHealth Group, Inc.	7,820	2,438,041
Universal Health Services, Inc., Class B	336	35,959

12

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Vision Biotechnology Co. Ltd.	8,000	$73,181
Viemed Healthcare Inc.(a)	7,624	65,871

		11,060,823

Health Care Technology — 0.6%
Accolade, Inc.(a)	3,733	145,102
Allscripts Healthcare Solutions, Inc.(a)	14,159	115,254
Castlight Health, Inc.(a)	73,355	82,891
Cerner Corp.	635	45,904
Evolent Health, Inc., Class A(a)(b)	5,056	62,745
Health Catalyst, Inc.(a)(b)	1,599	58,523
HMS Holdings Corp.(a)	6,304	150,981
Inovalon Holdings, Inc., Class A(a)	16,396	433,674
Inspire Medical Systems, Inc.(a)	2,310	298,105
Livongo Health, Inc.(a)	357	49,998
M3, Inc.	1,000	61,856
NextGen Healthcare, Inc.(a)	5,563	70,873
Omnicell, Inc.(a)(b)	4,901	365,909
Phreesia, Inc.(a)(b)	7,818	251,192
Schrodinger Inc/United States(a)	319	15,156
Tabula Rasa HealthCare, Inc.(a)	1,160	47,293
Teladoc Health, Inc.(a)(b)	3,748	821,712
Veeva Systems, Inc., Class A(a)	2,148	603,996
Vocera Communications, Inc.(a)(b)	3,870	112,540

		3,793,704

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(a)	3,270	35,022
Accor SA(a)	311	8,705
Aramark	3,285	86,888
Aristocrat Leisure Ltd.	834	18,188
Biglari Holdings, Inc., Class B(a)	671	59,726
Bluegreen Vacations Holding Corp.	264	3,535
Caesars Entertainment, Inc.(a)	16,889	946,797
Carnival Corp.(b)	4,277	64,925
Century Casinos, Inc.(a)	4,729	25,915
Cheesecake Factory, Inc.(b)	11,926	330,827
Chipotle Mexican Grill, Inc.(a)(b)	258	320,877
Churchill Downs, Inc.(b)	3,214	526,518
Chuy’s Holdings, Inc.(a)(b)	4,736	92,731
Compass Group PLC	4,718	70,873
Cracker Barrel Old Country Store, Inc.	2,384	273,349
Darden Restaurants, Inc.	5,013	505,010
Dave & Buster’s Entertainment, Inc.(b)	2,280	34,565
Denny’s Corp.(a)	15,237	152,370
Dine Brands Global, Inc.(b)	3,954	215,849
Domino’s Pizza, Inc.	617	262,398
DraftKings Inc.(a)	702	41,306
Dunkin’ Brands Group, Inc.	3,457	283,163
Everi Holdings, Inc.(a)	2,454	20,246
Extended Stay America, Inc.	8,345	99,723
Flutter Entertainment PLC(a)	279	44,280
Galaxy Entertainment Group Ltd.	2,000	13,521
GAN Ltd.(a)(b)	645	10,901
Gourmet Master Co. Ltd.	19,000	67,461
Hilton Worldwide Holdings, Inc.	1,439	122,776
International Game Technology PLC	47,903	533,160
Jack in the Box, Inc.	3,195	253,395
Las Vegas Sands Corp.	2,512	117,210
Lindblad Expeditions Holdings, Inc.(a)	2,191	18,645
Marriott International, Inc., Class A	1,641	151,924
Marriott Vacations Worldwide Corp.	533	48,402
McDonald’s Corp.	4,508	989,461
Melco Resorts & Entertainment Ltd., ADR	1,759	29,287

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International(b)	5,605	$121,909
OPAP SA	1,665	15,789
Oriental Land Co. Ltd.	400	56,098
Papa John’s International, Inc.	2,472	203,396
Penn National Gaming, Inc.(a)	12,660	920,382
Playa Hotels & Resorts NV(a)	4,660	19,525
Royal Caribbean Cruises Ltd.(b)	1,218	78,841
Ruth’s Hospitality Group, Inc.	2,255	24,940
Sands China Ltd.	3,600	13,954
Scientific Games Corp., Class A(a)	4,217	147,215
SeaWorld Entertainment, Inc.(a)	4,081	80,477
Shake Shack, Inc., Class A(a)(b)	1,644	106,005
Sodexo SA	229	16,324
Starbucks Corp.	7,981	685,728
Target Hospitality Corp.(a)(b)	16,338	19,932
Texas Roadhouse, Inc.(b)	10,152	617,140
Vail Resorts, Inc.(b)	1,068	228,520
Wendy’s Co.	475	10,590
Wingstop, Inc.	3,294	450,125
Wyndham Destinations, Inc.	2,556	78,623
Wynn Resorts Ltd.	1,045	75,041
Yum China Holdings, Inc.	10,354	548,244
Yum! Brands, Inc.	4,303	392,864

		11,791,591

Household Durables — 0.7%
Cavco Industries, Inc.(a)	240	43,274
Century Communities, Inc.(a)(b)	3,698	156,536
Coway Co. Ltd.	1,500	102,017
D.R. Horton, Inc.	400	30,252
Ethan Allen Interiors, Inc.	8,049	108,983
GoPro, Inc., Class A(a)	8,645	39,162
Green Brick Partners, Inc.(a)	14,495	233,370
Helen of Troy Ltd.(a)(b)	2,226	430,776
Hooker Furniture Corp.	4,312	111,379
iRobot Corp.(a)	5,007	380,031
KB Home	1,574	60,426
La-Z-Boy, Inc.	9,867	312,093
LG Electronics, Inc.	1,600	125,333
LGI Homes, Inc.(a)	1,036	120,352
MDC Holdings, Inc.	17,162	808,330
Meritage Homes Corp.(a)	3,134	345,962
Nien Made Enterprise Co. Ltd.	8,000	94,883
Nikon Corp.	2,100	14,170
Panasonic Corp.	3,800	32,369
Sharp Corp.	500	6,220
Sonos, Inc.(a)	5,963	90,518
Sony Corp.	2,700	206,934
Taylor Morrison Home Corp.(a)(b)	8,507	209,187
TopBuild Corp.(a)	2,417	412,558

		4,475,115

Household Products — 1.0%
Central Garden & Pet Co.(a)(b)	790	31,545
Central Garden & Pet Co., Class A(a)	5,966	215,611
Church & Dwight Co., Inc.(b)	2,827	264,918
Clorox Co.(b)	7,464	1,568,709
Colgate-Palmolive Co.	18,206	1,404,593
Henkel AG & Co. KGaA	355	33,202
Hindustan Unilever Ltd.	15,128	425,138
Kimberly-Clark Corp.	993	146,626
Lion Corp.	500	10,265
Oil-Dri Corp. of America	1,091	39,025
Pigeon Corp.	200	8,936

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co.	13,432	$1,866,914
Reckitt Benckiser Group PLC	1,782	173,754
Unicharm Corp.	900	40,251
WD-40 Co.(b)	730	138,196

		6,367,683

Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	13,622	26,699
Brookfield Renewable Corp., Class A(b)	7,566	443,368
Energy Absolute PCL, NVDR	70,900	88,307
Engie Brasil Energia SA	20,731	148,951
Huaneng Power International Inc.	302,173	241,593
Ormat Technologies, Inc.(b)	2,157	127,500
Sunnova Energy International, Inc.(a)	1,844	56,076
Uniper SE	779	25,145

		1,157,639

Industrial Conglomerates — 0.4%
3M Co.	2,943	471,410
Carlisle Cos., Inc.	1,865	228,220
CITIC Ltd.	179,000	132,724
CK Hutchison Holdings Ltd.	9,500	57,568
Honeywell International, Inc.	5,271	867,659
LG Corp.	1,627	103,304
Raven Industries, Inc.	1,912	41,146
Roper Technologies, Inc.	601	237,461
Siemens AG, Class N, Registered Shares	2,190	276,573
Sime Darby BHD	322,800	193,862
Smiths Group PLC	952	16,840
Toshiba Corp.	500	12,755

		2,639,522

Insurance — 1.8%
Admiral Group PLC	323	10,893
Aegon NV	3,857	9,983
Aflac, Inc.(b)	10,751	390,799
Ageas SA	491	20,091
AIA Group Ltd.	30,200	300,191
Alleghany Corp.	145	75,465
Allianz SE, Registered Shares	1,219	233,962
Allstate Corp.	2,955	278,184
American Financial Group, Inc.	160	10,717
American International Group, Inc.	821	22,602
American National Group, Inc.	478	32,279
Aon PLC, Class A	858	177,005
Arch Capital Group Ltd.(a)	1,469	42,968
Argo Group International Holdings Ltd.	3,542	121,951
Arthur J Gallagher & Co.	628	66,304
Assicurazioni Generali SpA	4,532	63,876
Athene Holding Ltd., Class A(a)	5,952	202,844
Aviva PLC	12,295	45,488
AXA SA	5,076	93,946
Baloise Holding AG, Registered Shares	195	28,709
Brighthouse Financial, Inc.(a)(b)	92	2,476
Brown & Brown, Inc.	9,020	408,335
China Life Insurance Co. Ltd., Class H	470,000	1,065,478
Cincinnati Financial Corp.(b)	4,009	312,582
CNO Financial Group, Inc.	14,996	240,536
Crawford & Co., Class A	9,444	61,764
Dai-ichi Life Holdings, Inc.	2,900	40,920
eHealth, Inc.(a)	1,481	116,999
Enstar Group Ltd.(a)(b)	360	58,140
Erie Indemnity Co., Class A	113	23,762

Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.	148	$29,236
FedNat Holding Co.	5,942	37,553
Fidelity National Financial, Inc.	891	27,897
First American Financial Corp.	4,728	240,702
Fubon Financial Holding Co. Ltd.	296,000	430,714
Genworth Financial, Inc., Class A(a)	22,914	76,762
Hallmark Financial Services, Inc.(a)	6,477	16,970
Hannover Rueck SE	146	22,602
Hanover Insurance Group, Inc.(b)	1,520	141,634
Hartford Financial Services Group, Inc.	950	35,017
HCI Group, Inc.	1,089	53,677
Heritage Insurance Holdings, Inc.	6,765	68,462
Insurance Australia Group Ltd.	3,393	10,737
Investors Title Co.	84	10,925
Japan Post Holdings Co. Ltd.	6,900	47,051
Kinsale Capital Group, Inc.	1,368	260,166
Legal & General Group PLC	13,934	33,991
Lincoln National Corp.	8,674	271,756
Loews Corp.	1,256	43,646
Mapfre SA	6,905	10,833
Markel Corp.(a)	51	49,659
Marsh & McLennan Cos., Inc.	5,456	625,803
MetLife, Inc.	902	33,527
MS&AD Insurance Group Holdings, Inc.	1,800	48,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	336	85,417
National General Holdings Corp.	5,307	179,111
New China Life Insurance Co. Ltd., Class H	67,600	254,116
Old Mutual Ltd.	335,601	206,860
Palomar Holdings, Inc.(a)	145	15,115
PICC Property & Casualty Co. Ltd., Class H	484,000	339,990
Ping An Insurance Group Co. of China Ltd., Class H	61,500	638,422
Poste Italiane SpA(c)	3,052	27,046
Powszechny Zaklad Ubezpieczen SA(a)	25,023	160,576
Principal Financial Group, Inc.	219	8,819
ProAssurance Corp.	3,334	52,144
Progressive Corp.	3,562	337,215
Protective Insurance Corp., Class B	4,721	61,987
Prudential Financial, Inc.	972	61,741
Prudential PLC	6,338	90,940
QBE Insurance Group Ltd.	571	3,552
Reinsurance Group of America, Inc.	314	29,890
RenaissanceRe Holdings Ltd.	119	20,199
RLI Corp.	3,405	285,101
RSA Insurance Group PLC	617	3,603
Sampo OYJ, A Shares	1,524	60,355
SCOR SE(a)	223	6,209
Selective Insurance Group, Inc.	2,801	144,223
Sompo Holdings, Inc.	700	24,166
State Auto Financial Corp.	639	8,793
Suncorp Group Ltd.	2,024	12,356
Swiss Life Holding AG, Registered Shares(a)	135	51,083
Swiss Re AG	1,004	74,476
T&D Holdings, Inc.	1,300	12,816
Tokio Marine Holdings, Inc.	2,100	91,885
Travelers Cos., Inc.	1,805	195,283
Trean Insurance Group Inc.(a)	3,187	48,602
Trupanion, Inc.(a)(b)	3,991	314,890
Tryg A/S	695	21,880
United Fire Group, Inc.	2,700	54,864
United Insurance Holdings Corp.	7,811	47,335
Unum Group	5,544	93,305

14

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
W.R. Berkley Corp.	508	$31,064
Watford Holdings Ltd.(a)	308	7,065
Willis Towers Watson PLC	1,107	231,164
Zurich Insurance Group AG	528	184,121

		11,764,846

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(a)	2,833	4,152,045
Alphabet, Inc., Class C(a)	2,399	3,525,570
Auto Trader Group PLC(c)	2,215	16,082
Baidu, Inc., ADR(a)	4,528	573,200
Cargurus, Inc.(a)	11,682	252,682
Cars.com, Inc.(a)	2,596	20,976
Eventbrite, Inc., Class A(a)(b)	5,209	56,518
EverQuote, Inc., Class A(a)(b)	1,789	69,127
Facebook, Inc., Class A(a)	15,268	3,998,689
IAC/InterActiveCorp.(a)	75	8,984
Kakao Corp.	831	258,402
Match Group, Inc.(a)(b)	666	73,693
NAVER Corp.	4,565	1,160,063
Pinterest, Inc., Class A(a)	1,097	45,536
Snap, Inc., Class A(a)	2,397	62,586
Tencent Holdings Ltd.	166,500	11,245,971
TrueCar, Inc.(a)	10,229	51,145
Twitter, Inc.(a)	22,085	982,782
Yandex NV, Class A(a)	2,529	165,017
Yelp, Inc.(a)	6,570	131,991
Z Holdings Corp.	4,500	30,057
Zillow Group, Inc., Class C(a)(b)	261	26,515

		26,907,631

Internet & Direct Marketing Retail — 5.7%
1-800-Flowers.com, Inc., Class A(a)(b)	5,852	145,949
Alibaba Group Holding Ltd.(a)	32,700	1,200,453
Alibaba Group Holding Ltd., ADR(a)	43,540	12,799,889
Amazon.com, Inc.(a)	3,680	11,587,326
B2W Cia Digital(a)	4,507	72,213
Booking Holdings, Inc.(a)	182	311,344
Delivery Hero SE(a)(c)	200	22,948
eBay, Inc.	3,192	166,303
Expedia Group, Inc.	777	71,243
Grubhub, Inc.(a)	446	32,259
JD.com, Inc., ADR(a)	20,483	1,589,686
JD.com, Inc., Class A(a)	9,500	365,800
Just Eat Takeaway.com NV(a)(c)	200	22,389
Lands’ End, Inc.(a)(b)	376	4,899
Leaf Group Ltd.(a)	6,595	33,107
Magnite, Inc.(a)	2,628	18,251
Meituan Dianping, Class B(a)	121,300	3,821,106
MercadoLibre, Inc.(a)	153	165,619
momo.com Inc.	5,000	121,708
Naspers Ltd., N Shares	16,193	2,860,070
Ocado Group PLC(a)	511	18,074
Overstock.com, Inc.(a)(b)	4,285	311,305
Prosus NV(a)	887	81,872
Quotient Technology, Inc.(a)	1,925	14,207
RealReal, Inc.(a)	7,610	110,117
Shutterstock, Inc.(b)	1,410	73,376
Stamps.com, Inc.(a)	2,084	502,140

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix, Inc., Class A(a)(b)	5,368	$145,634
Wayfair, Inc., Class A(a)	1,309	380,932

		37,050,219

IT Services — 3.1%
Accenture PLC, Class A	3,785	855,372
Adyen NV(a)(c)	38	70,090
Afterpay Ltd.(a)	265	15,620
Akamai Technologies, Inc.(a)	433	47,864
Amadeus IT Group SA	1,640	91,079
Atos SE(a)	453	36,401
Automatic Data Processing, Inc.	5,422	756,315
Black Knight, Inc.(a)	330	28,727
Booz Allen Hamilton Holding Corp.	433	35,930
Broadridge Financial Solutions, Inc.	361	47,652
Capgemini SE	544	69,793
Cardtronics PLC, Class A(a)(b)	2,749	54,430
Cognizant Technology Solutions Corp., Class A	1,627	112,946
Computershare Ltd.	8,992	79,550
Conduent, Inc.(a)	16,782	53,367
CSG Systems International, Inc.	6,250	255,937
DXC Technology Co.	6,993	124,825
EPAM Systems, Inc.(a)	188	60,777
ExlService Holdings, Inc.(a)	812	53,568
Fidelity National Information Services, Inc.	2,058	302,958
Fiserv, Inc.(a)	11,751	1,210,941
FleetCor Technologies, Inc.(a)	305	72,621
Fujitsu Ltd.	200	27,324
Gartner, Inc.(a)	262	32,737
Global Payments, Inc.	950	168,701
GoDaddy, Inc., Class A(a)	407	30,920
GreenSky Inc.(a)(b)	3,100	13,764
Grid Dynamics Holdings Inc.(a)(b)	2,464	19,047
Hackett Group, Inc.	18,680	208,842
HCL Technologies Ltd.	19,041	209,929
Infosys Ltd.	94,688	1,301,974
Infosys Ltd., ADR(b)	34,897	481,928
International Business Machines Corp.	3,235	393,602
International Money Express, Inc.(a)	1,834	26,345
Jack Henry & Associates, Inc.(b)	160	26,014
KBR, Inc.	14,829	331,576
Limelight Networks, Inc.(a)(b)	11,736	67,599
LiveRamp Holdings, Inc.(a)	2,209	114,360
ManTech International Corp., Class A(b)	5,921	407,838
Mastercard, Inc., Class A	6,385	2,159,215
MAXIMUS, Inc.	3,720	254,485
MongoDB, Inc.(a)	145	33,569
NEC Corp.	300	17,548
NIC, Inc.	717	14,125
NTT Data Corp.	1,800	23,035
Okta, Inc.(a)	328	70,143
Paychex, Inc.	936	74,665
PayPal Holdings, Inc.(a)	16,267	3,205,087
Perficient, Inc.(a)(b)	1,821	77,830
Perspecta, Inc.	4,877	94,858
Rackspace Technology Inc.(a)	864	16,667
Samsung SDS Co. Ltd.	644	93,230
Square, Inc., Class A(a)	994	161,575
Tata Consultancy Services Ltd.	28,381	960,198
Twilio, Inc., Class A(a)(b)	369	91,176
VeriSign, Inc.(a)	361	73,951

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Verra Mobility Corp.(a)	9,173	$88,611
Virtusa Corp.(a)	1,243	61,106
Visa, Inc., Class A	19,091	3,817,627
Western Union Co.	1,366	29,273
Wipro Ltd., ADR(b)	16,700	78,490
Worldline SA(a)(c)	220	18,014

		19,813,741

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,386	46,583
Callaway Golf Co.	6,574	125,826
Giant Manufacturing Co. Ltd.	2,000	18,951
Malibu Boats, Inc., Class A(a)	3,193	158,245
Nautilus, Inc.(a)(b)	2,183	37,460
Peloton Interactive, Inc., Class A(a)(b)	553	54,880
Polaris, Inc.	205	19,340
Shimano, Inc.	100	19,739
YETI Holdings, Inc.(a)(b)	9,855	446,629

		927,653

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.(a)(b)	1,546	75,182
Agilent Technologies, Inc.	5,420	547,095
Avantor, Inc.(a)	5,496	123,605
Codexis, Inc.(a)(b)	6,668	78,282
Eurofins Scientific SE(a)	15	11,883
Fluidigm Corp.(a)	7,531	55,955
Illumina, Inc.(a)	416	128,577
IQVIA Holdings, Inc.(a)	330	52,018
Lonza Group AG, Registered Shares	199	122,810
Luminex Corp.	11,130	292,162
Medpace Holdings, Inc.(a)	2,398	267,976
Mettler-Toledo International, Inc.(a)	30	28,973
NanoString Technologies, Inc.(a)(b)	4,195	187,516
NeoGenomics, Inc.(a)	10,244	377,901
Pacific Biosciences of California, Inc.(a)(b)	9,748	96,213
Personalis, Inc.(a)(b)	4,304	93,268
Pharmaron Beijing Co. Ltd., Class H(c)	7,500	93,912
QIAGEN NV(a)	528	27,424
Quanterix Corp.(a)	2,632	88,804
Repligen Corp.(a)	805	118,770
Sartorius Stedim Biotech	37	12,771
Thermo Fisher Scientific, Inc.	2,514	1,109,981
Waters Corp.(a)(b)	205	40,114
WuXi AppTec Co. Ltd., Class H(c)	47,940	693,249

		4,724,441

Machinery — 1.8%
AGCO Corp.	2,012	149,431
Airtac International Group	9,000	204,740
Alfa Laval AB(a)	514	11,346
Allison Transmission Holdings, Inc.	449	15,778
Alstom SA(a)	731	36,516
Altra Industrial Motion Corp.	3,237	119,672
Amada Co. Ltd.	3,600	33,677
ANDRITZ AG	736	22,717
Atlas Copco AB, A Shares	3,574	163,817
Blue Bird Corp.(a)	6,184	75,197
Caterpillar, Inc.	911	135,876
Chart Industries, Inc.(a)(b)	2,512	176,518
CIRCOR International, Inc.(a)	1,385	37,880
CNH Industrial NV(a)	6,524	50,459
Columbus McKinnon Corp.	1,935	64,049

Security	Shares	Value

Machinery (continued)
Cummins, Inc.	687	$145,067
Daifuku Co. Ltd.	500	50,469
Deere & Co.	4,652	1,031,023
Doosan Bobcat, Inc.	2,324	53,647
Dover Corp.	460	49,836
ESCO Technologies, Inc.	8,437	679,685
Evoqua Water Technologies Corp.(a)	13,069	277,324
FANUC Corp.	700	134,341
Fortive Corp.	5,861	446,667
Franklin Electric Co., Inc.	7,522	442,519
GEA Group AG	307	10,757
Gencor Industries, Inc.(a)	6,972	76,901
Graco, Inc.	341	20,920
Graham Corp.	377	4,814
Greenbrier Cos., Inc.	1,399	41,131
Helios Technologies, Inc.	1,363	49,613
Hillenbrand, Inc.	5,623	159,468
Hitachi Construction Machinery Co. Ltd.	400	14,495
Hyster-Yale Materials Handling, Inc.	2,225	82,659
IDEX Corp.	331	60,378
Illinois Tool Works, Inc.	1,402	270,880
Ingersoll Rand Inc.(a)	1,192	42,435
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,732	92,363
John Bean Technologies Corp.(b)	2,054	188,742
Kadant, Inc.	161	17,649
Kawasaki Heavy Industries Ltd.(a)	2,500	33,773
Kennametal, Inc.(b)	8,406	243,270
KION Group AG	239	20,408
Knorr-Bremse AG	469	55,230
Komatsu Ltd.	4,200	92,245
Kone OYJ, Class B	953	83,677
Kubota Corp.	6,500	116,462
Lydall, Inc.(a)	2,555	42,260
Makita Corp.	800	38,287
Mayville Engineering Co., Inc.(a)	1,307	12,011
MINEBEA MITSUMI, Inc.	2,100	40,001
MISUMI Group, Inc.	1,000	28,037
Mitsubishi Heavy Industries Ltd.	2,500	55,352
Nabtesco Corp.	300	10,892
NGK Insulators Ltd.	3,000	42,835
Nordson Corp.	253	48,530
NSK Ltd.	4,800	36,741
Oshkosh Corp.	3,555	261,293
Otis Worldwide Corp.	1,695	105,802
PACCAR, Inc.	709	60,464
Parker-Hannifin Corp.	429	86,804
Park-Ohio Holdings Corp.	2,606	41,878
Proto Labs, Inc.(a)	2,561	331,649
RBC Bearings, Inc.(a)	1,606	194,663
Rexnord Corp.	1,155	34,465
Sandvik AB(a)	2,418	47,285
Schindler Holding AG	295	80,529
Schindler Holding AG, Registered Shares	271	73,549
Shenzhen Inovance Technology Co. Ltd., Class A	39,159	336,108
Sinotruk Hong Kong Ltd.	20,500	52,832
SKF AB, B Shares	850	17,536
SMC Corp.	200	111,567
Snap-on, Inc.(b)	1,860	273,662
SPX Corp.(a)	1,518	70,405
SPX FLOW, Inc.(a)	1,007	43,120
Standex International Corp.(b)	1,474	87,261
Stanley Black & Decker, Inc.	524	84,993

16

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Sumitomo Heavy Industries Ltd.	900	$20,939
Sunonwealth Electric Machine Industry Co. Ltd.	71,000	153,317
Techtronic Industries Co. Ltd.	8,500	113,013
Tennant Co.	581	35,069
Terex Corp.	5,316	102,918
THK Co. Ltd.	600	15,099
Volvo AB, B Shares(a)	3,847	73,900
Wabash National Corp.(b)	9,906	118,476
Wartsila OYJ Abp	4,755	37,342
Watts Water Technologies, Inc., Class A	240	24,036
Welbilt, Inc.(a)	10,378	63,928
Xylem, Inc.	11,131	936,340
Yaskawa Electric Corp.	1,300	50,860
Zhejiang Dingli Machinery Co. Ltd., Class A	5,320	78,027
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A(a)	480,998	577,346
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	350,400	338,550

		11,876,492

Marine — 0.0%
AP Moeller - Maersk A/S, Class A	7	10,247
AP Moeller - Maersk A/S, Class B	16	25,294
Costamare, Inc.	10,761	65,319
Kuehne + Nagel International AG, Registered Shares	388	75,339
Scorpio Bulkers Inc.	1,377	19,498

		195,697

Media — 0.7%
Altice USA, Inc., Class A(a)(b)	3,073	79,898
Cable One, Inc.	51	96,157
Cardlytics, Inc.(a)(b)	2,919	205,994
Charter Communications, Inc., Class A(a)	267	166,699
Cheil Worldwide, Inc.	1,481	26,529
Comcast Corp., Class A	24,121	1,115,837
Daily Journal Corp.(a)	49	11,858
Discovery, Inc., Class A(a)(b)	37,704	820,816
Discovery, Inc., Class C(a)	1,578	30,929
DISH Network Corp., Class A(a)	593	17,215
Emerald Holding Inc.	7,770	15,851
Entravision Communications Corp., Class A	26,561	40,373
EW Scripps Co., Class A(b)	5,291	60,529
Fox Corp., Class A	921	25,631
iHeartMedia, Inc., Class A(a)(b)	16,732	135,864
Informa PLC(a)	6,129	29,705
Interpublic Group of Cos., Inc.	15,263	254,434
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	20	663
Marchex, Inc., Class B(a)	2,295	4,865
McClatchy Co., Class A(a)	3,156	122
MDC Partners, Inc.(a)	16,546	26,639
Meredith Corp.	3,146	41,276
MSG Networks, Inc., Class A(a)	1,391	13,312
MultiChoice Group	16,792	96,998
Nexstar Media Group, Inc., Class A	3,338	300,186
Omnicom Group, Inc.	592	29,304
Pearson PLC	3,361	23,842
Publicis Groupe SA	366	11,796
Scholastic Corp.	1,671	35,074
Sirius XM Holdings, Inc.(b)	70,416	377,430
TechTarget, Inc.(a)	5,245	230,570
TEGNA, Inc.	16,438	193,147

Security	Shares	Value

Media (continued)
Townsquare Media, Inc., Class A	5,418	$25,248
ViacomCBS, Inc., Class B(b)	4,482	125,541
WPP PLC	4,380	34,400

		4,704,732

Metals & Mining — 1.7%
Alcoa Corp.(a)	5,258	61,151
Anglo American Platinum Ltd.	4,587	317,581
Anglo American PLC	22,752	550,546
AngloGold Ashanti Ltd.	9,551	249,851
ArcelorMittal SA(a)	2,844	37,835
Baoshan Iron & Steel Co. Ltd., Class A	405,360	299,086
BlueScope Steel Ltd.	1,931	17,792
Boliden AB	304	9,020
Caledonia Mining Corp. PLC	3,168	53,824
Carpenter Technology Corp.	2,634	47,833
Cia Siderurgica Nacional SA, ADR(b)	37,980	111,661
Cleveland-Cliffs, Inc.(b)	39,097	251,003
Coeur Mining, Inc.(a)	11,210	82,730
Commercial Metals Co.	7,847	156,783
Compass Minerals International, Inc.	851	50,507
Evraz PLC	10,727	47,766
Fortescue Metals Group Ltd.	6,189	72,709
Gerdau SA, ADR(b)	58,980	218,226
Glencore PLC(a)	31,717	65,755
Gold Fields Ltd.	43,312	529,862
Gold Resource Corp.	4,183	14,264
Hecla Mining Co.	16,854	85,618
Hitachi Metals Ltd.	700	10,794
Hochschild Mining PLC(a)	52,450	147,899
Industrias Penoles SAB de C.V	3	48
JFE Holdings, Inc.(a)	1,900	13,303
Kaiser Aluminum Corp.	168	9,003
Korea Zinc Co. Ltd.	505	162,985
Kumba Iron Ore Ltd.	3,634	107,349
Magnitogorsk Iron & Steel Works PJSC	517,577	256,893
Materion Corp.	2,800	145,684
Mitsubishi Materials Corp.	1,400	27,589
MMC Norilsk Nickel PJSC	3,325	803,169
MMC Norilsk Nickel PJSC, ADR	4,743	114,416
Nippon Steel Corp.(a)	2,700	25,489
Novagold Resources, Inc.(a)	29,780	354,084
Novolipetsk Steel PJSC	8,942	19,741
Nucor Corp.	7,605	341,160
Olympic Steel, Inc.	3,046	34,603
POSCO	9,342	1,563,978
Reliance Steel & Aluminum Co.	1,503	153,366
Rio Tinto Ltd.	2,017	137,764
Rio Tinto PLC	4,225	254,228
Ryerson Holding Corp.(a)	10,684	61,219
Schnitzer Steel Industries, Inc., Class A(b)	19,431	373,658
Severstal PJSC	12,036	153,396
Steel Dynamics, Inc.	14,214	406,947
SunCoke Energy, Inc.	11,509	39,361
TimkenSteel Corp.(a)	15,164	53,832
Vale SA	127,859	1,345,776
Vale SA, ADR	33,801	357,615
voestalpine AG	380	10,015

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Worthington Industries, Inc.	9,042	$368,733
Yintai Gold Co. Ltd., Class A	44,100	68,789

		11,254,289

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	2,631	36,597
Annaly Capital Management, Inc.	7,364	52,432
Apollo Commercial Real Estate Finance, Inc.	7,306	65,827
Arbor Realty Trust, Inc.(b)	14,391	165,065
ARMOUR Residential REIT, Inc.	1,915	18,212
Blackstone Mortgage Trust, Inc., Class A(b)	7,560	166,093
Capstead Mortgage Corp.	3,121	17,540
Cherry Hill Mortgage Investment Corp.	2,618	23,510
Colony Credit Real Estate, Inc.	8,843	43,419
Ellington Financial, Inc.	2,677	32,820
Exantas Capital Corp.	8,787	18,365
Granite Point Mortgage Trust, Inc.	6,160	43,674
Great Ajax Corp.	5,007	41,508
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	3,193	134,968
Ladder Capital Corp.	10,789	76,818
MFA Financial, Inc.	17,347	46,490
New York Mortgage Trust, Inc.(b)	17,351	44,245
Redwood Trust, Inc.	4,301	32,343
TPG RE Finance Trust, Inc.	5,919	50,075
Two Harbors Investment Corp.	22,786	115,981
Western Asset Mortgage Capital Corp.(b)	8,637	17,619

		1,243,601

Multiline Retail — 0.2%
Big Lots, Inc.(b)	4,800	214,080
Dillard’s, Inc., Class A(b)	783	28,595
Dollar General Corp.	1,558	326,588
Dollar Tree, Inc.(a)	2,974	271,645
Kohl’s Corp.	4,267	79,068
Nordstrom, Inc.(b)	15,335	182,793
Target Corp.	2,822	444,239

		1,547,008

Multi-Utilities — 0.5%
Ameren Corp.	1,815	143,530
Avista Corp.	8,072	275,417
Black Hills Corp.	6,269	335,329
CMS Energy Corp.	22,972	1,410,710
Consolidated Edison, Inc.	8,753	680,983
E.ON SE	7,159	78,909
Engie SA(a)	5,064	67,673
National Grid PLC	12,035	138,236
NorthWestern Corp.	2,925	142,272
Public Service Enterprise Group, Inc.	838	46,015
Sempra Energy	194	22,962
Suez SA	746	13,784
Veolia Environnement SA	1,366	29,473

		3,385,293

Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)(b)	21,342	58,691
Ardmore Shipping Corp.	13,146	46,800
BP PLC	54,799	158,478
Brigham Minerals, Inc., Class A	8,597	76,685
Cabot Oil & Gas Corp.(b)	2,467	42,827
Cheniere Energy, Inc.(a)	1,709	79,075
Chevron Corp.	13,950	1,004,400
CNOOC Ltd.	801,000	770,464

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(a)(b)	10,576	$99,837
Concho Resources, Inc.	4,366	192,628
ConocoPhillips(b)	17,562	576,736
Continental Resources, Inc.(b)	7,687	94,396
CVR Energy, Inc.(b)	10,703	132,503
Delek US Holdings, Inc.	19,899	221,476
Devon Energy Corp.	3,271	30,944
DHT Holdings, Inc.	7,819	40,346
Diamondback Energy, Inc.	1,077	32,439
ENEOS Holdings, Inc.	8,100	28,900
Eni SpA	10,648	83,225
EOG Resources, Inc.	16,214	582,731
Evolution Petroleum Corp.(b)	44,178	98,959
Exxon Mobil Corp.	19,733	677,434
Falcon Minerals Corp.	5,460	13,322
Frontline Ltd.(b)	4,603	29,920
Galp Energia SGPS SA	1,515	14,052
GasLog Ltd.(b)	13,647	36,983
Gazprom PJSC	38,636	84,584
Golar LNG Ltd.(a)(b)	10,660	64,546
Green Plains, Inc.(a)	4,480	69,350
Grupa Lotos SA	7,219	64,391
GS Holdings Corp.	2,707	71,671
Hess Corp.	2,436	99,706
Hess Midstream LP, Class A(b)	2,378	35,908
Idemitsu Kosan Co. Ltd.	500	10,675
Inpex Corp.	3,000	16,099
International Seaways, Inc.	927	13,544
Kinder Morgan, Inc.	23,076	284,527
Kosmos Energy Ltd.	17,850	17,414
Lukoil PJSC, ADR	16,029	926,170
LUKOIL PJSC	33,184	1,906,526
Magnolia Oil & Gas Corp., Class A(a)(b)	16,608	85,863
Marathon Oil Corp.	16,590	67,853
Marathon Petroleum Corp.	4,476	131,326
Matador Resources Co.(a)(b)	9,206	76,042
MOL Hungarian Oil & Gas PLC(a)	24,229	131,881
Neste OYJ	1,146	60,348
Noble Energy, Inc.	20,476	175,070
Nordic American Tankers Ltd.(b)	16,999	59,327
Novatek PJSC, GDR	3,371	461,438
Occidental Petroleum Corp.	6,311	63,173
Occidental Petroleum Corp.(a)	362	1,086
Oil Search Ltd.	3,792	7,253
OMV AG(a)	776	21,232
ONEOK, Inc.	8,407	218,414
Ovintiv Inc.(b)	16,364	133,530
Par Pacific Holdings, Inc.(a)	16,223	109,830
PBF Energy, Inc., Class A	28,143	160,134
PDC Energy, Inc.(a)	8,415	104,304
PetroChina Co. Ltd., ADR	2,535	74,630
PetroChina Co. Ltd., Class H	1,916,000	563,834
Petroleo Brasileiro SA, ADR, Preference Shares	22,991	161,857
Phillips 66	6,989	362,310
Pioneer Natural Resources Co.	893	76,789
Polski Koncern Naftowy ORLEN SA	28,669	340,247
Polskie Gornictwo Naftowe i Gazownictwo SA	25,406	33,179
Prima Marine PCL, NVDR	200,500	58,492
Range Resources Corp.	7,468	49,438
Reliance Industries Ltd.	25,248	765,719
Renewable Energy Group, Inc.(a)	831	44,392
Repsol SA	6,960	47,019

18

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	2,665	$9,423
Scorpio Tankers, Inc.(b)	7,091	78,497
SFL Corp. Ltd.(b)	15,633	117,091
Southwestern Energy Co.(a)(b)	12,104	28,444
Talos Energy, Inc.(a)	9,785	63,113
Tatneft PJSC	68,669	407,399
Teekay Corp.(a)(b)	6,885	15,354
Teekay Tankers Ltd., Class A(a)	881	9,550
Total SA	6,494	223,021
Ultrapar Participacoes SA	65,164	223,599
Valero Energy Corp.	7,187	311,341
W&T Offshore, Inc.(a)	16,967	30,541
Williams Cos., Inc.	14,310	281,192
Woodside Petroleum Ltd.	2,497	31,692
World Fuel Services Corp.	2,463	52,191

		15,417,820

Paper & Forest Products — 0.1%
Boise Cascade Co.	12,165	485,627
Louisiana-Pacific Corp.	4,337	127,985
Mondi PLC	224	4,736
Neenah, Inc.	1,232	46,163
Stora Enso OYJ, B Shares	2,261	35,389
UPM-Kymmene OYJ	2,151	65,470

		765,370

Personal Products — 0.3%
Beiersdorf AG	69	7,834
BellRing Brands, Inc., Class A(a)	1,078	22,358
Coty, Inc., Class A	32,607	88,039
Dabur India Ltd.	118,648	822,428
Edgewell Personal Care Co.(a)(b)	2,773	77,311
elf Beauty, Inc.(a)	3,767	69,200
Estee Lauder Cos., Inc., Class A	628	137,061
Kao Corp.	1,000	75,071
Kose Corp.	100	12,244
L’Oreal SA	484	157,507
Medifast, Inc.	528	86,830
Natural Health Trends Corp.	3	17
Shiseido Co. Ltd.	1,000	57,890
Unilever NV	3,281	199,246
Unilever PLC	2,449	150,988
USANA Health Sciences, Inc.(a)	587	43,233

		2,007,257

Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(a)	5,233	61,592
AMAG Pharmaceuticals, Inc.(a)	2,049	19,261
Amneal Pharmaceuticals, Inc.(a)(b)	15,093	58,561
Amphastar Pharmaceuticals, Inc.(a)	14,775	277,031
Arvinas, Inc.(a)	2,668	62,991
Astellas Pharma, Inc.	5,100	76,024
AstraZeneca PLC	3,218	351,613
Axsome Therapeutics, Inc.(a)(b)	1,433	102,101
Bristol-Myers Squibb Co.	11,253	678,443
Cara Therapeutics, Inc.(a)(b)	2,826	35,961
Catalent, Inc.(a)	741	63,474
China Medical System Holdings Ltd.	47,000	52,006
China Resources Pharmaceutical Group Ltd.(c)	187,500	96,689
Chugai Pharmaceutical Co. Ltd.	1,800	80,776
Corcept Therapeutics, Inc.(a)	2,976	51,797
CSPC Pharmaceutical Group Ltd.	347,200	677,751
Daiichi Sankyo Co. Ltd.	4,200	128,931

Security	Shares	Value

Pharmaceuticals (continued)
Eisai Co. Ltd.	600	$54,799
Eli Lilly & Co.	1,557	230,467
Endo International PLC(a)	12,106	39,950
GlaxoSmithKline PLC	14,393	269,833
H Lundbeck A/S	173	5,698
Hikma Pharmaceuticals PLC	300	10,055
Horizon Therapeutics PLC(a)	982	76,282
Hypera SA	35,025	185,980
Innoviva, Inc.(a)	8,937	93,392
Intersect ENT, Inc.(a)	4,921	80,262
Ipca Laboratories Ltd.	3,398	100,027
Johnson & Johnson	19,883	2,960,181
Kalbe Farma Tbk PT	376,500	39,339
Kyowa Kirin Co. Ltd.	600	17,074
Merck & Co., Inc.	21,840	1,811,628
Merck KGaA	388	56,567
MyoKardia, Inc.(a)	2,777	378,588
NGM Biopharmaceuticals, Inc.(a)	6,334	100,774
Novo Nordisk A/S, Class B	4,898	339,356
Omeros Corp.(a)(b)	5,963	60,256
Ono Pharmaceutical Co. Ltd.	500	15,727
Optinose, Inc.(a)	4,371	17,047
Orion OYJ, Class B	343	15,540
Otsuka Holdings Co. Ltd.	900	38,129
Pacira BioSciences, Inc.(a)	2,220	133,466
Pfizer, Inc.	38,094	1,398,050
Prestige Consumer Healthcare, Inc.(a)(b)	9,033	328,982
Provention Bio Inc.(a)(b)	4,088	52,449
Recordati Industria Chimica e Farmaceutica SpA	365	18,697
Revance Therapeutics, Inc.(a)	2,180	54,805
Roche Holding AG	1,870	640,551
Sanofi	2,683	268,868
Shionogi & Co. Ltd.	700	37,467
Sino Biopharmaceutical Ltd.	409,000	447,873
Supernus Pharmaceuticals, Inc.(a)(b)	13,042	271,795
Takeda Pharmaceutical Co. Ltd.	4,000	142,972
Theravance Biopharma, Inc.(a)	4,678	69,164
UCB SA	263	29,870
Vifor Pharma AG	214	29,109
VYNE Therapeutics, Inc.(a)	6,748	11,202
WaVe Life Sciences Ltd.(a)	1,773	15,053
Zoetis, Inc.	4,923	814,116
Zogenix, Inc.(a)(b)	2,058	36,900

		14,673,342

Professional Services — 0.7%
Adecco Group AG, Registered Shares	824	43,479
ASGN, Inc.(a)	5,122	325,554
Bureau Veritas SA(a)	1,122	25,291
CoStar Group, Inc.(a)	155	131,519
CRA International, Inc.	1,650	61,826
Equifax, Inc.	743	116,577
Experian PLC	4,407	165,590
Exponent, Inc.	4,027	290,065
Forrester Research, Inc.(a)	4,288	140,604
Franklin Covey Co.(a)	7,625	135,268
Huron Consulting Group, Inc.(a)	2,427	95,454
ICF International, Inc.	1,397	85,957
IHS Markit Ltd.	1,794	140,847
Insperity, Inc.	4,151	271,849
Intertek Group PLC	294	23,989
Kforce, Inc.	8,445	271,676

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Nielsen Holdings PLC	2,438	$34,571
Recruit Holdings Co. Ltd.	3,600	142,975
RELX PLC	7,868	175,126
Resources Connection, Inc.	2,264	26,149
Robert Half International, Inc.	4,783	253,212
SGS SA, Registered Shares	30	80,395
TransUnion	1,013	85,224
TriNet Group, Inc.(a)	3,582	212,484
Upwork, Inc.(a)	1,801	31,409
Verisk Analytics, Inc.	3,801	704,363
Wolters Kluwer NV	1,917	163,525

		4,234,978

Real Estate Management & Development — 0.5%
Aldar Properties PJSC	82,096	45,309
Aroundtown SA(a)	3,361	16,872
CBRE Group, Inc., Class A(a)	767	36,026
China Overseas Land & Investment Ltd.	34,000	85,883
CK Asset Holdings Ltd.	9,500	46,681
Cushman & Wakefield PLC(a)(b)	21,762	228,719
Daito Trust Construction Co. Ltd.	200	17,729
Daiwa House Industry Co. Ltd.	1,800	46,165
Deutsche Wohnen SE	661	33,036
Emaar Properties PJSC(a)	94,788	72,796
Fathom Holdings Inc.(a)	1,144	18,007
FRP Holdings, Inc.(a)	2,619	109,134
Hemisphere Properties India Ltd.(a)	27,195	56,753
Henderson Land Development Co. Ltd.	9,000	33,418
Hongkong Land Holdings Ltd.	2,900	10,804
Hulic Co. Ltd.	900	8,445
Jones Lang LaSalle, Inc.	132	12,627
Kennedy-Wilson Holdings, Inc.	25,130	364,888
LEG Immobilien AG	132	18,815
Lendlease Corp Ltd.	1,523	12,166
Marcus & Millichap, Inc.(a)(b)	16,165	444,861
Mitsubishi Estate Co. Ltd.	3,700	56,046
Mitsui Fudosan Co. Ltd.	3,100	53,945
Multiplan Empreendimentos Imobiliarios SA	14,356	49,669
New World Development Co. Ltd.	2,000	9,763
Newmark Group, Inc., Class A	5,116	22,101
RE/MAX Holdings, Inc., Class A	9,459	309,593
Realogy Holdings Corp.(b)	12,723	120,105
Redfin Corp.(a)(b)	8,515	425,154
RMR Group, Inc., Class A	4,809	132,103
Sino Land Co. Ltd.	4,000	4,683
Sumitomo Realty & Development Co. Ltd.	1,200	35,524
Sun Hung Kai Properties Ltd.	4,500	57,989
Swire Pacific Ltd., Class A	3,000	14,524
Swire Properties Ltd.	3,000	7,949
Swiss Prime Site AG, Registered Shares	421	38,235
Vonovia SE	1,329	91,107
Wharf Real Estate Investment Co. Ltd.(b)	6,000	24,594

		3,172,218

Road & Rail — 0.6%
AMERCO	102	36,310
ArcBest Corp.	551	17,114
Avis Budget Group, Inc.(a)	4,262	112,176
Central Japan Railway Co.	400	57,336
CJ Logistics Corp.(a)	594	90,066
Covenant Logistics Group, Inc,, Class A(a)	5,572	97,454
CSX Corp.	8,615	669,127
Daseke, Inc.(a)	3,795	20,379

Security	Shares	Value

Road & Rail (continued)
East Japan Railway Co.	600	$36,899
Heartland Express, Inc.	6,824	126,927
JB Hunt Transport Services, Inc.	361	45,623
Kintetsu Group Holdings Co. Ltd.	200	8,535
Knight-Swift Transportation Holdings, Inc.	807	32,845
Landstar System, Inc.	1,168	146,572
Lyft, Inc., Class A(a)	1,507	41,518
Marten Transport Ltd.	10,381	169,418
Norfolk Southern Corp.	1,097	234,747
Old Dominion Freight Line, Inc.	1,967	355,870
Saia, Inc.(a)	2,036	256,821
Uber Technologies, Inc.(a)	5,405	197,175
Union Pacific Corp.	2,786	548,480
Universal Logistics Holdings, Inc.	4,628	96,540
US Xpress Enterprises, Inc., Class A(a)	1,956	16,157
Werner Enterprises, Inc.	13,393	562,372
West Japan Railway Co.	400	19,763

		3,996,224

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc.(a)	1,728	108,760
Advanced Micro Devices, Inc.(a)	6,091	499,401
Advantest Corp.	500	24,320
Ambarella, Inc.(a)	6,580	343,344
Analog Devices, Inc.	6,359	742,350
Applied Materials, Inc.	17,716	1,053,216
ASM Pacific Technology Ltd.	1,300	13,308
ASML Holding NV	1,275	470,950
ASPEED Technology, Inc.	1,000	39,568
Axcelis Technologies, Inc.(a)	977	21,494
Broadcom, Inc.	1,187	432,448
Brooks Automation, Inc.	4,000	185,040
CEVA, Inc.(a)	711	27,992
Cirrus Logic, Inc.(a)	10,875	733,519
CMC Materials, Inc.	1,138	162,518
Disco Corp.	200	48,901
DSP Group, Inc.(a)	347	4,573
Faraday Technology Corp.	134,000	204,856
FormFactor, Inc.(a)	9,330	232,597
Ichor Holdings Ltd.(a)	3,679	79,356
Infineon Technologies AG, Class N	2,833	79,850
Inphi Corp.(a)	1,582	177,579
Intel Corp.	50,831	2,632,029
King Yuan Electronics Co. Ltd.	93,000	98,555
KLA Corp.	278	53,860
Lasertec Corp.	200	16,440
Lattice Semiconductor Corp.(a)(b)	4,524	131,015
Marvell Technology Group Ltd.	1,047	41,566
Maxeon Solar Technologies Ltd.(a)(b)	3,827	64,906
Maxim Integrated Products, Inc.	266	17,984
MaxLinear, Inc.(a)	5,997	139,370
MediaTek, Inc.	55,000	1,165,393
Microchip Technology, Inc.	355	36,480
Micron Technology, Inc.(a)	2,394	112,422
Novatek Microelectronics Corp.	42,000	387,419
NVIDIA Corp.	7,033	3,806,400
NXP Semiconductors NV	591	73,763
Onto Innovation, Inc.(a)	3,138	93,450
Parade Technologies Ltd.	21,000	767,761
Photronics, Inc.(a)	10,877	108,335
Power Integrations, Inc.	6,490	359,546
Qorvo, Inc.(a)	119	15,352
QUALCOMM, Inc.	3,320	390,698

20

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(a)	12,013	$164,458
Realtek Semiconductor Corp.	56,000	717,827
Renesas Electronics Corp.(a)	1,400	10,276
Semtech Corp.(a)	5,788	306,532
SG Micro Corp., Class A	3,542	156,935
Silicon Laboratories, Inc.(a)	4,453	435,726
SiTime Corp.(a)	326	27,394
Skyworks Solutions, Inc.	133	19,352
STMicroelectronics NV	1,171	35,915
SunPower Corp.(a)(b)	2,149	26,884
Synaptics, Inc.(a)	3,491	280,746
Taiwan Semiconductor Manufacturing Co. Ltd.	616,000	9,267,145
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,270	1,562,219
Texas Instruments, Inc.	6,074	867,306
Tokyo Electron Ltd.	500	130,627
TongFu Microelectronics Co. Ltd.(a)	17,600	59,731
Veeco Instruments, Inc.(a)	3,115	36,352
Xilinx, Inc.	313	32,627

		30,336,736

Software — 5.4%
8x8, Inc.(a)	20,406	317,313
A10 Networks, Inc.(a)	5,819	37,067
ACI Worldwide, Inc.(a)(b)	9,237	241,363
Adobe, Inc.(a)	5,660	2,775,834
Alarm.com Holdings, Inc.(a)	4,774	263,763
Altair Engineering, Inc., Class A(a)	5,570	233,829
ANSYS, Inc.(a)	143	46,794
Appfolio, Inc., Class A(a)(b)	2,213	313,826
Appian Corp.(a)(b)	1,926	124,708
Autodesk, Inc.(a)	585	135,141
Avalara, Inc.(a)	263	33,490
Avaya Holdings Corp.(a)	5,299	80,545
Benefitfocus, Inc.(a)	6,482	72,598
Blackbaud, Inc.	4,064	226,893
Blackline, Inc.(a)(b)	1,847	165,547
Bottomline Technologies DE, Inc.(a)	5,898	248,660
Box, Inc., Class A(a)	18,852	327,271
Cadence Design Systems, Inc.(a)(b)	5,036	536,989
Cerence, Inc.(a)(b)	3,045	148,809
Citrix Systems, Inc.	349	48,061
Cloudera, Inc.(a)	13,116	142,833
CommVault Systems, Inc.(a)	3,828	156,182
Coupa Software, Inc.(a)(b)	208	57,042
Crowdstrike Holdings, Inc., Class A(a)	460	63,167
Dassault Systemes SE	424	79,111
Datadog Inc., Class A(a)	331	33,815
Digital Turbine, Inc.(a)	4,590	150,277
DocuSign, Inc.(a)(b)	541	116,445
Domo, Inc., Class B(a)	1,636	62,708
Dropbox, Inc., Class A(a)(b)	370	7,126
Dynatrace, Inc.(a)(b)	243	9,968
Everbridge, Inc.(a)(b)	887	111,522
Fair Isaac Corp.(a)	36	15,314
Five9, Inc.(a)(b)	2,235	289,835
Fortinet, Inc.(a)	405	47,713
Guidewire Software, Inc.(a)(b)	125	13,034
HubSpot, Inc.(a)	449	131,211
Intuit, Inc.	2,328	759,417
j2 Global, Inc.(a)(b)	3,036	210,152
Kingdee International Software Group Co. Ltd.(a)	95,000	247,789
Kingsoft Corp. Ltd.	48,000	241,826
LivePerson, Inc.(a)	5,091	264,681

Security	Shares	Value

Software (continued)
Microsoft Corp.	65,831	$13,846,234
MicroStrategy, Inc., Class A(a)	1,030	155,077
Mimecast Ltd.(a)	713	33,454
Model N, Inc.(a)	6,194	218,524
NortonLifeLock, Inc.	1,003	20,902
Oracle Corp.	7,218	430,915
Palo Alto Networks, Inc.(a)	127	31,083
Paycom Software, Inc.(a)	123	38,290
Paylocity Holding Corp.(a)(b)	809	130,589
Ping Identity Holding Corp.(a)	2,081	64,948
Progress Software Corp.	4,698	172,323
PROS Holdings, Inc.(a)	6,920	221,025
Q2 Holdings, Inc.(a)	2,233	203,784
QAD, Inc., Class A	3,018	127,360
Qualys, Inc.(a)(b)	6,662	652,943
Rapid7, Inc.(a)(b)	5,248	321,387
Rimini Street, Inc.(a)	3,428	11,038
RingCentral, Inc., Class A(a)	1,714	470,682
SailPoint Technologies Holding, Inc.(a)	4,442	175,770
salesforce.com, Inc.(a)	12,626	3,173,166
SAP SE	2,509	390,697
Sapiens International Corp. NV	3,756	114,858
ServiceNow, Inc.(a)	2,000	970,000
Slack Technologies, Inc., Class A(a)(b)	1,159	31,131
Splunk, Inc.(a)	463	87,104
Sprout Social Inc., Class A(a)	1,363	52,475
SPS Commerce, Inc.(a)	3,635	283,057
SS&C Technologies Holdings, Inc.	333	20,153
Sumo Logic, Inc.(a)	1,787	38,957
SVMK, Inc.(a)	5,251	116,100
Synchronoss Technologies, Inc.(a)(b)	11,580	34,856
Synopsys, Inc.(a)	198	42,368
TeamViewer AG(a)(c)	289	14,253
Telenav, Inc.(a)	6,069	21,848
Temenos AG, Registered Shares(b)	45	6,048
Thunder Software Technology Co. Ltd., Class A	11,800	150,755
TOTVS SA	49,960	241,086
Trade Desk, Inc., Class A(a)	98	50,840
Trend Micro, Inc.	200	12,188
Tyler Technologies, Inc.(a)	77	26,839
Upland Software, Inc.(a)(b)	880	33,176
Varonis Systems, Inc.(a)	2,435	281,048
Verint Systems, Inc.(a)	6,089	293,368
VMware, Inc., Class A(a)(b)	5,239	752,687
Workday, Inc., Class A(a)	551	118,537
Workiva, Inc.(a)	653	36,411
Xperi Holding Corp.	3,877	44,547
Yext, Inc.(a)	16,755	254,341
Zoom Video Communications, Inc., Class A(a)	971	456,477
Zscaler, Inc.(a)	204	28,701
Zuora, Inc., Class A(a)(b)	2,924	30,234

		35,124,303

Specialty Retail — 2.1%
Aaron’s, Inc.	4,449	252,036
Abercrombie & Fitch Co., Class A	5,126	71,405
Advance Auto Parts, Inc.	530	81,355
American Eagle Outfitters, Inc.(b)	14,453	214,049
America’s Car-Mart, Inc.(a)	1,296	110,004
Asbury Automotive Group, Inc.(a)	2,419	235,732
At Home Group, Inc.(a)	7,944	118,048
AutoZone, Inc.(a)	148	174,291
Bed Bath & Beyond, Inc.	10,834	162,293

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co., Inc.	3,013	$335,317
Boot Barn Holdings, Inc.(a)	2,011	56,589
Buckle, Inc.(b)	10,791	220,028
Burlington Stores, Inc.(a)	1,160	239,064
Camping World Holdings, Inc., Class A	4,937	146,876
CarMax, Inc.(a)	1,801	165,530
Com7 PCL, NVDR	161,600	202,059
Conn’s, Inc.(a)(b)	7,130	75,435
Container Store Group, Inc.(a)	5,152	31,994
Designer Brands, Inc., Class A(b)	16,575	90,002
Fast Retailing Co. Ltd.	100	62,842
Five Below, Inc.(a)	500	63,500
Foschini Group Ltd.	31,758	155,506
Group 1 Automotive, Inc.	826	73,010
Guess?, Inc.(b)	8,359	97,132
Haverty Furniture Cos., Inc.	915	19,160
Hennes & Mauritz AB, Class B	414	7,132
Hibbett Sports, Inc.(a)	1,122	44,005
Home Depot, Inc.	13,587	3,773,246
Home Product Center PCL, NVDR	1,344,000	612,754
Industria de Diseno Textil SA	1,720	47,583
L Brands, Inc.	1,108	35,245
Lithia Motors, Inc., Class A	1,495	340,770
LMP Automotive Holdings Inc.(a)	910	24,697
Lowe’s Cos., Inc.	9,230	1,530,888
Lumber Liquidators Holdings, Inc.(a)	872	19,228
MarineMax, Inc.(a)	3,286	84,352
Monro, Inc.	5,669	229,991
National Vision Holdings, Inc.(a)(b)	2,536	96,977
ODP Corp.	4,124	80,212
O’Reilly Automotive, Inc.(a)	798	367,942
Rent-A-Center, Inc.	5,521	165,023
RH(a)	1,002	383,385
Ross Stores, Inc.	4,437	414,061
Sally Beauty Holdings, Inc.(a)	8,759	76,116
Shoe Carnival, Inc.	2,232	74,951
Signet Jewelers Ltd.(b)	2,926	54,716
Sleep Number Corp.(a)	2,054	100,461
Sonic Automotive, Inc., Class A(b)	1,254	50,361
Tiffany & Co.	29	3,360
Tilly’s, Inc., Class A	9,870	59,516
TJX Cos., Inc.	19,010	1,057,906
Tractor Supply Co.	558	79,984
Truworths International Ltd.(b)	11,481	21,365
Urban Outfitters, Inc.(a)(b)	9,959	207,247
Winmark Corp.	23	3,960
Zumiez, Inc.(a)	6,131	170,564

		13,671,255

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	123,648	14,319,675
Canon, Inc.	4,100	68,005
Chicony Electronics Co. Ltd.	66,000	192,677
Dell Technologies, Inc., Class C(a)	869	58,823
Ennoconn Corp.	5,491	44,237
FUJIFILM Holdings Corp.	700	34,504
Gigabyte Technology Co. Ltd.	124,000	325,551
Hewlett Packard Enterprise Co.	45,848	429,596
HP, Inc.	10,557	200,477
Lenovo Group Ltd.	1,588,000	1,049,926
Logitech International SA, Registered Shares	278	21,534
NetApp, Inc.(b)	6,714	294,342

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Primax Electronics Ltd.	143,000	$212,850
Quanta Computer, Inc.	339,000	890,196
Samsung Electronics Co. Ltd.	98,941	4,911,840
Siemens Energy AG(a)	1,095	29,528
Super Micro Computer Inc.(a)	3,499	92,374
Western Digital Corp.	797	29,130
Xiaomi Corp., Class B(a)(c)	90,200	244,173

		23,449,438

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG, Class N(a)	348	112,384
ANTA Sports Products Ltd.	33,000	344,402
Burberry Group PLC	250	5,011
Crocs, Inc.(a)(b)	4,937	210,958
Culp, Inc.	5,173	64,249
Deckers Outdoor Corp.(a)	2,132	469,061
EssilorLuxottica SA(a)	618	84,132
Fossil Group, Inc.(a)(b)	3,933	22,575
Hermes International	38	32,728
Kering SA	151	100,165
Levi Strauss & Co., Class A	2,798	37,493
Lululemon Athletica, Inc.(a)	2,403	791,476
LVMH Moet Hennessy Louis Vuitton SE	584	273,254
Makalot Industrial Co. Ltd.	33,000	196,068
NIKE, Inc., Class B	5,539	695,366
Oxford Industries, Inc.	5,558	224,321
Ralph Lauren Corp.(b)	5,872	399,120
Skechers USA, Inc., Class A(a)	646	19,522
Steven Madden Ltd.	8,681	169,279
Swatch Group AG	66	15,384
Wolverine World Wide, Inc.	10,003	258,478

		4,525,426

Thrifts & Mortgage Finance — 0.6%
Bogota Financial Corp.(a)(b)	2,400	18,288
Capitol Federal Financial, Inc.	11,904	110,290
Essent Group Ltd.	8,479	313,808
Federal Agricultural Mortgage Corp., Class C	3,152	200,656
Flagstar Bancorp, Inc.	5,555	164,595
Housing Development Finance Corp. Ltd.	46,729	1,107,603
Merchants Bancorp	4,766	93,938
Meridian Bancorp, Inc.	7,296	75,514
New York Community Bancorp, Inc.	10,018	82,849
Northwest Bancshares, Inc.	15,443	142,076
OP Bancorp	2,617	14,969
Premier Financial Corp.	4,862	75,726
Provident Financial Services, Inc.	4,563	55,669
Radian Group, Inc.	17,300	252,753
Riverview Bancorp, Inc.	55,229	229,200
Southern Missouri Bancorp, Inc.	3,217	75,857
Territorial Bancorp, Inc.	604	12,219
TFS Financial Corp.	2,631	38,649
Timberland Bancorp, Inc.	1,305	23,490
Walker & Dunlop, Inc.	1,198	63,494
Washington Federal, Inc.	14,335	299,028
Western New England Bancorp, Inc.	9,066	51,041
WSFS Financial Corp.	3,336	89,972

		3,591,684

22

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.0%
ITC Ltd.	75,649	$176,729
Vector Group Ltd.	2,656	25,737

		202,466

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	8,633	475,678
Ashtead Group PLC	3,042	109,547
Barloworld Ltd.	41,668	152,311
Beacon Roofing Supply, Inc.(a)	879	27,311
BMC Stock Holdings, Inc.(a)	5,233	224,129
Brenntag AG	972	61,802
Bunzl PLC	2,329	75,195
DXP Enterprises, Inc.(a)	1,450	23,388
Fastenal Co.	4,642	209,308
Ferguson PLC	1,650	166,040
Foundation Building Materials, Inc.(a)	14,326	225,205
GATX Corp.(b)	4,872	310,590
GMS, Inc.(a)	2,189	52,755
H&E Equipment Services, Inc.	10,548	207,374
Herc Holdings, Inc.(a)	4,894	193,851
ITOCHU Corp.(b)	1,700	43,530
Marubeni Corp.	16,200	91,974
Mitsubishi Corp.	4,900	117,283
Mitsui & Co. Ltd.	4,400	75,604
MRC Global, Inc.(a)(b)	7,577	32,430
NOW, Inc.(a)	4,239	19,245
Posco International Corp.	3,808	43,484
Rush Enterprises, Inc., Class A	810	40,937
SiteOne Landscape Supply, Inc.(a)(b)	4,116	501,946
Sumitomo Corp.	6,900	83,176
Titan Machinery, Inc.(a)	3,289	43,513
Toyota Tsusho Corp.	1,400	39,377
Transcat, Inc.(a)	675	19,777
Triton International Ltd.	1,198	48,723
W.W. Grainger, Inc.	1,411	503,402
WESCO International, Inc.(a)	2,534	111,547

		4,330,432

Transportation Infrastructure — 0.1%
Aeroports de Paris	64	6,349
Atlantia SpA(a)	1,008	15,786
CCR SA	18,211	41,086
Fraport AG Frankfurt Airport Services Worldwide(a)	390	15,355
Grupo Aeroportuario del Centro Norte SAB de CV(a)	36,942	169,661
Jiangsu Expressway Co. Ltd., Class H	50,000	50,475
Malaysia Airports Holdings Bhd	28,100	32,272
Transurban Group	5,560	56,773

		387,757

Water Utilities — 0.1%
American States Water Co.	2,552	191,272
American Water Works Co., Inc.	333	48,245
California Water Service Group	680	29,546
Cia de Saneamento de Minas Gerais-COPASA	6,244	51,957
Guangdong Investment Ltd.	70,000	111,299
Severn Trent PLC	708	22,291
SJW Group(b)	1,930	117,460
United Utilities Group PLC	2,286	25,252

		597,322

Wireless Telecommunication Services — 0.6%
Advanced Info Service PCL, NVDR	15,600	84,513

Security	Shares	Value

Wireless Telecommunication Services (continued)
China Mobile Ltd.	155,000	$994,989
KDDI Corp.	3,500	88,030
Maxis Bhd	95,100	116,436
MTN Group Ltd.	23,069	77,400
NTT DOCOMO, Inc.	2,800	102,889
Shenandoah Telecommunications Co.	3,928	174,541
SK Telecom Co. Ltd.	4,479	910,497
Softbank Corp.	4,500	50,284
SoftBank Group Corp.	3,400	210,373
Spok Holdings, Inc.	3,163	30,080
Taiwan Mobile Co. Ltd.	2,000	6,685
Telephone & Data Systems, Inc.	7,184	132,473
TIM Participacoes SA, ADR	21,004	242,176
T-Mobile US, Inc.(a)	5,632	644,075
United States Cellular Corp.(a)	1,920	56,698
Vodafone Group PLC	75,878	100,571

		4,022,710

Total Common Stocks — 86.8% (Cost: $472,680,866)		562,999,406

Preferred Securities

Preferred Stocks — 0.3%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares	382	20,877

Banks — 0.3%
Banco Bradesco SA, Preference Shares	449,419	1,553,308
Itau Unibanco Holding SA, Preference Shares	17,688	70,867

		1,624,175

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais, Preference Shares	69,006	124,105

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	100	40,987

Household Products — 0.0%
Henkel AG & Co. KGaA, Preference Shares	444	46,436

Multiline Retail — 0.0%
Lojas Americanas SA, Preference Shares	43,674	220,785

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA, Preference Shares	70,742	247,022

Trading Companies & Distributors — 0.0%
WESCO International, Inc.(a)	1,463	40,964

Total Preferred Stocks — 0.3%		2,365,351

Total Preferred Securities — 0.3% (Cost: $2,916,975)		2,365,351

Rights

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 2/22/2029)(a)	16,660	12,993

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)	4,640	$10,440

Total Rights — 0.0% (Cost: $13,423)		23,433

Total Long-Term Investments — 87.1% (Cost: $475,611,264)		565,388,190

Short-Term Securities

Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(e)(f)(g)	43,581,029	43,620,251
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(e)(f)	27,592,747	27,592,747

Total Short-Term Securities — 11.0% (Cost: $71,193,389)		71,212,998

Total Investments — 98.1% (Cost: $546,804,653)		636,601,188

Other Assets Less Liabilities — 1.9%		12,111,234

Net Assets — 100.0%		$648,712,422

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,067,128	$9,591,595	(a)	$—		$(53,190)	$14,718	$43,620,251	43,581,029	$194,517	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,836,183	—		(16,243,436	)(a)	—	—	27,592,747	27,592,747	244,531		—

						$(53,190)	$14,718	$71,212,998		$439,048		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	57	12/18/20	$3,102	$(66,222)
Russell 2000 E-Mini Index	21	12/18/20	1,580	(10,831)
S&P 500 E-Mini Index	2,251	12/18/20	377,268	2,360,069

				2,283,016

Short Contracts
MSCI EAFE Index	340	12/18/20	31,504	616,843

24

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
MSCI Emerging Markets E-Mini Index	2,708	12/18/20	$147,383	$78,866
Russell 2000 E-Mini Index	1,598	12/18/20	120,202	(178,257)

				517,452

				$2,800,468

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	165,000	USD	120,740	BNP Paribas S.A.	12/16/20	$146
USD	135,506	CAD	178,000	Morgan Stanley & Co. International PLC	12/16/20	1,782
USD	651,128	CHF	591,000	Bank of America N.A.	12/16/20	8,021
USD	77,055	EUR	65,000	Morgan Stanley & Co. International PLC	12/16/20	718
USD	24,615	NOK	221,000	Bank of America N.A.	12/16/20	917

						11,584

AUD	809,000	USD	589,013	Bank of America N.A.	12/16/20	(9,451)
GBP	16,000	USD	20,846	Bank of America N.A.	12/16/20	(190)
NZD	118,000	USD	78,848	Morgan Stanley & Co. International PLC	12/16/20	(790)
SEK	3,360,000	USD	385,102	Bank of America N.A.	12/16/20	(9,579)
USD	625,292	JPY	66,271,000	Morgan Stanley & Co. International PLC	12/16/20	(3,712)

						(23,722)

						$(12,138)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,529,757	$107,489	$—	$3,637,246
Air Freight & Logistics	2,904,842	765,323	—	3,670,165
Airlines	974,226	87,453	—	1,061,679
Auto Components	2,550,084	966,699	—	3,516,783
Automobiles	3,934,953	2,125,888	—	6,060,841
Banks	19,039,056	16,328,464	—	35,367,520
Beverages	6,659,398	970,797	—	7,630,195
Biotechnology	21,941,865	1,051,048	3,470	22,996,383
Building Products	3,649,738	365,687	—	4,015,425
Capital Markets	12,401,570	2,892,718	—	15,294,288
Chemicals	6,741,049	5,654,213	—	12,395,262
Commercial Services & Supplies	4,508,100	356,695	—	4,864,795
Communications Equipment	3,679,884	378,756	—	4,058,640
Construction & Engineering	2,128,464	845,330	—	2,973,794
Construction Materials	365,028	790,570	—	1,155,598
Consumer Finance	2,057,338	2	—	2,057,340
Containers & Packaging	360,077	19,933	—	380,010
Distributors	817,684	—	—	817,684
Diversified Consumer Services	2,368,526	45,908	—	2,414,434
Diversified Financial Services	3,104,233	595,558	—	3,699,791
Diversified Telecommunication Services	4,942,193	2,534,357	—	7,476,550
Electric Utilities	4,262,133	1,096,526	—	5,358,659
Electrical Equipment	3,362,178	846,291	—	4,208,469
Electronic Equipment, Instruments & Components	3,641,591	2,663,478	—	6,305,069
Energy Equipment & Services	1,758,846	151,918	—	1,910,764
Entertainment	6,643,938	981,659	—	7,625,597
Equity Real Estate Investment Trusts (REITs)	13,686,861	330,826	—	14,017,687
Food & Staples Retailing	4,955,854	1,027,256	—	5,983,110
Food Products	7,487,908	6,051,902	—	13,539,810
Gas Utilities	1,678,050	691,344	—	2,369,394
Health Care Equipment & Supplies	12,845,484	2,102,482	—	14,947,966
Health Care Providers & Services	10,382,219	678,604	—	11,060,823
Health Care Technology	3,731,848	61,856	—	3,793,704
Hotels, Restaurants & Leisure	11,466,398	325,193	—	11,791,591
Household Durables	3,893,189	581,926	—	4,475,115
Household Products	5,676,137	691,546	—	6,367,683
Independent Power and Renewable Electricity Producers	802,594	355,045	—	1,157,639
Industrial Conglomerates	1,845,896	793,626	—	2,639,522
Insurance	6,897,014	4,867,832	—	11,764,846
Interactive Media & Services	14,197,056	12,710,575	—	26,907,631
Internet & Direct Marketing Retail	28,535,799	8,514,420	—	37,050,219
IT Services	16,799,956	3,013,785	—	19,813,741
Leisure Products	888,963	38,690	—	927,653
Life Sciences Tools & Services	3,789,816	934,625	—	4,724,441
Machinery	8,165,409	3,711,083	—	11,876,492
Marine	84,817	110,880	—	195,697
Media	4,481,462	223,270	—	4,704,732
Metals & Mining	5,178,689	6,075,600	—	11,254,289
Mortgage Real Estate Investment Trusts (REITs)	1,243,601	—	—	1,243,601
Multiline Retail	1,547,008	—	—	1,547,008
Multi-Utilities	3,057,218	328,075	—	3,385,293
Oil, Gas & Consumable Fuels	8,120,408	7,297,412	—	15,417,820
Paper & Forest Products	659,775	105,595	—	765,370
Personal Products	524,049	1,483,208	—	2,007,257

26

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Pharmaceuticals	$10,632,001	$4,041,341	$—	$14,673,342
Professional Services	3,414,608	820,370	—	4,234,978
Real Estate Management & Development	2,272,987	899,231	—	3,172,218
Road & Rail	3,783,625	212,599	—	3,996,224
Semiconductors & Semiconductor Equipment	16,640,959	13,695,777	—	30,336,736
Software	33,981,636	1,142,667	—	35,124,303
Specialty Retail	12,583,379	1,087,876	—	13,671,255
Technology Hardware, Storage & Peripherals	15,453,945	7,995,493	—	23,449,438
Textiles, Apparel & Luxury Goods	3,361,898	1,163,528	—	4,525,426
Thrifts & Mortgage Finance	2,484,081	1,107,603	—	3,591,684
Tobacco	25,737	176,729	—	202,466
Trading Companies & Distributors	3,271,109	1,059,323	—	4,330,432
Transportation Infrastructure	210,747	177,010	—	387,757
Water Utilities	438,480	158,842	—	597,322
Wireless Telecommunication Services	1,280,043	2,742,667	—	4,022,710
Preferred Securities
Preferred Stocks
Automobiles	—	20,877	—	20,877
Banks	1,624,175	—	—	1,624,175
Electric Utilities	124,105	—	—	124,105
Health Care Equipment & Supplies	—	40,987	—	40,987
Household Products	—	46,436	—	46,436
Multiline Retail	220,785	—	—	220,785
Oil, Gas & Consumable Fuels	247,022	—	—	247,022
Trading Companies & Distributors	40,964	—	—	40,964
Rights	23,433	—	—	23,433
Short-Term Securities
Money Market Funds	71,212,998	—	—	71,212,998

	$494,278,946	$142,318,772	$3,470	636,601,188

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,055,778	$—	$—	$3,055,778
Foreign Currency Exchange Contracts	—	11,584	—	11,584
Liabilities
Equity Contracts	(255,310)	—	—	(255,310)
Foreign Currency Exchange Contracts	—	(23,722)	—	(23,722)

	$2,800,468	$(12,138)	$—	$2,788,330

(a)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2020	Diversified Equity Master Portfolio

Portfolio Abbreviation (continued)

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Svenska Celluosa Aktiebolaget

SG	Syncora Guarantee

SRF	State Revolving Fund

28